                      SEMIANNUAL REPORT / SEPTEMBER 30 2001

                         AIM TAX-FREE INTERMEDIATE FUND


                                 [COVER IMAGE]


                                [AIM FUNDS LOGO]

                            --Registered Trademark--

                        AIM TAX-FREE INTERMEDIATE FUND

                                 [COVER IMAGE]

                     -------------------------------------

                     THE LIBRARY BY FELIX EDOUARD VALLOTTON

         VALLOTTON'S WORK IS WIDELY DIVERSIFIED AND COMPRISES MORE THAN

         200 ENGRAVINGS, INNUMERABLE DRAWINGS, SOME 1,700 PAINTINGS, A

         FEW SCULPTURES AS WELL AS A COLLECTION OF WRITINGS. HIS QUIET

       PAINTING OF THE LIBRARY REFLECTS THE ORDER, DIVERSITY AND PATIENCE

                            OF LONG-TERM INVESTING.

                     -------------------------------------

AIM Tax-Free Intermediate Fund is for shareholders who seek to earn a high level of income exempt from federal taxes. The fund purchases high-quality municipal bonds maturing in 10 1/2 years or less.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Tax-Free Intermediate Fund performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.
o When sales charges are included in performance figures, those figures reflect the maximum 1.00% sales charge.
o Had the advisor not absorbed fund expenses in the past, the returns would have been lower.
o The 30-day yield is calculated using a formula defined by the Securities and Exchange Commission. The formula is based on the portfolio's potential earnings from dividends, interest, and yield-to-maturity or yield-to-call of the bonds in the portfolio, net of all fund expenses, calculated at maximum offering price, and annualized.
o The taxable-equivalent yield is calculated in the same manner as the 30-day yield, with an adjustment for a stated, assumed tax rate.
o The fund's annualized distribution rate reflects its most recent monthly dividend distribution multiplied by 12 and divided by the most recent month-end maximum offering price.
o U.S. Treasury securities such as bills, notes and bonds offer a high degree of safety, and they guarantee the timely payment of principal and interest if held to maturity. Fund shares are not insured and their value and yield will vary with market conditions.
o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

AVERAGE ANNUAL TOTAL RETURNS

As of  9/30/01, including sales charges

================================================================================
Inception (5/11/87)                6.08%

 10 years                          5.76
  5 years                          5.44
  1 year                           7.78

Past performance cannot guarantee comparable future results. DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.
================================================================================

   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR
      GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF
                                  YOUR MONEY.

   This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.

The fund's investment strategy--investing in securities that pay income which is exempt from federal taxes--was made a fundamental policy by a vote of the Board of Trustees on November 1, which means it cannot be changed without the approval of shareholders. This change was made to bring the fund into compliance with the SEC's Fund Names Rule.

                         AIM TAX-FREE INTERMEDIATE FUND

                   Dear Fellow Shareholder:

                    This report covers the six-month period ended September 30,
[PHOTO OF           2001, a period that saw one of the greatest tragedies ever
ROBERT H.           experienced by our nation. Municipal bonds have proven their
GRAHAM]             worth during this period. Equity markets continued to be
                    volatile, while municipals in general, and your fund in particular, outperformed such popular stock benchmarks as the Dow Jones Industrials and the S&P 500. Municipal bonds also held their value well in the wake of the terrorist attacks and the uncertainty they engendered.
                        In addition, while tax law revisions of 2001 lowered
                    marginal federal income tax rates, the changes were minimal and incremental and have barely altered the tax-equivalent yields on municipal securities. All in all, the wisdom of having a portion of your portfolio in these securities has been borne out.

RESILIENT NATION AND MARKETS
Our nation appears to be coping well after the terrorist attacks of September. Within about a month, equity markets had regained all the value they lost in the wake of the attack, and as already noted, fixed-income markets, including municipal bond markets, stood up well. It is gratifying to note that after the catastrophe, normalcy returned so quickly to our critical systems, including our financial systems. Our government and financial industry regulators succeeded in maintaining orderly markets and sufficient levels of liquidity, as they have in past emergencies.

WHAT SHOULD INVESTORS DO NOW?


In view of the events of September 11, many of our shareholders have asked us what they should do about their investments. We at AIM intend to stay concentrated on the long term, and we think that is the most advisable course for our shareholders as well. Now more than ever, we encourage you to stay in touch with your financial advisor. He or she is familiar with the goals and time horizon you have established for your investments and can help you stay focused on those goals. Making abrupt changes to your portfolio on the basis of short-term emotional events rarely proves beneficial.
    We understand that the last six months have been challenging for many investors. Even before the terrorist attack, the slowdown in both the economy and the equity markets had been more persistent than anyone anticipated. Nevertheless, we remain confident that, in time, markets will recover, though we cannot predict when. We continue to caution investors to think long term.

YOUR PORTFOLIO MANAGERS COMMENT
In the pages that follow, your portfolio managers discuss your fund in further detail: what market conditions were like during the six-month reporting period, how your fund performed and how they have managed your fund. We hope you find their comments informative.
    If you have any questions or comments, please contact us anytime through our Web site, www.aimfunds.com. Our Client Services Department at 800-959-4246 operates during normal business hours. Information about your account is always available at our Web site and on our automated AIM Investor Line, 800-246-5463.

Sincerely,


/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

                         AIM TAX-FREE INTERMEDIATE FUND

RISK-AVERSE INVESTORS FLOCK TO MUNI BONDS

HOW DID AIM TAX-FREE INTERMEDIATE FUND PERFORM?
During the six months ended September 30, 2001, municipal bonds continued to offer investors a tax-free haven from a volatile and generally declining stock market. For the reporting period, the fund returned 3.24% at net asset value, that is, excluding sales charges. Bear in mind that the fund is managed more for tax-free income and stability of net asset value than for total return.
    At the close of the reporting period:
    o The fund's 30-day distribution rate, at maximum offering price, stood at 4.11%, which represented a taxable-equivalent yield of 6.75%.
    o The fund's 30-day SEC yield was 3.19% at maximum offering price, for a taxable-equivalent yield of 5.24%.
    o The fund's tax-equivalent yield represented 115% of the yield on a 10-year U.S. Treasury note, which stood at 4.57%.
    Net asset value per share remained within a narrow range of $11.03 and $11.34 during the reporting period, continuing the fund's history of relative price stability.

WHAT WERE THE MAJOR TRENDS IN THE ECONOMY DURING THE REPORTING PERIOD?
The Federal Reserve Board (the Fed) continued to slash short-term interest rates aggressively. In five separate actions during the reporting period, the Fed cut the key fed funds rate from 5.00% to 3.00%. Congress, meanwhile, approved tax reform legislation that included $38 billion in retroactive rebates to 92 million taxpayers who, it was hoped, would spend their windfalls. However, despite lower interest rates and more money in consumers' pockets, the economy continued to weaken during the second and third quarters. Indeed, U.S. gross domestic product (the broadest measure of economic activity) declined from a robust annualized rate of 5.6% in the second quarter of 2000 to an anemic annualized rate of 0.3% in the second quarter of 2001. Initial figures indicated the economy contracted at an annualized rate of 0.4% in the third quarter of 2001.
    The horrific terrorist attacks of September 11 seemed likely to delay any meaningful economic recovery. For many jittery investors, the attacks made fixed-income instruments even more appealing.

WHAT WERE THE MAJOR TRENDS IN THE MUNICIPAL BOND MARKET?
Municipal issuance totaled $158.5 billion in the first six months of 2001, up 37% from the $115.5 billion issued during the same period in 2000. Issuance was strong because the sluggish economy and declining tax revenues have prompted once-flush state and local governments to issue debt. Also, historically-low interest rates made governments more willing to issue new debt and refinance existing, higher-coupon debt.


FUND PERFORMANCE

As of 9/30/01
================================================================================
FUND VS. 10-YEAR U.S. TREASURY NOTE

30-DAY DISTRIBUTION RATE AT MOP              4.11%

TAXABLE-EQUIVALENT 30-DAY
DISTRIBUTION RATE AT MOP                     6.75%*

30-DAY SEC YIELD AT MOP                      3.19%

TAXABLE-EQUIVALENT 30-DAY SEC YIELD
AT MAXIMUM OFFERING PRICE                    5.24%*

10-YEAR U.S. TREASURY NOTE YIELD             4.57%

*Assumes highest marginal federal income tax rate in effect on September 30, 2001--39.1%. This highest rate was lowered from 39.6% by enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001.

Sources: Bloomberg, Lehman Brothers.
================================================================================

HISTORY OF NET ASSET VALUE STABILITY       [GRAPH]
9/30/91-9/30/01

================================================================================

09/91     10.2       03/95     10.67       09/98     11.2
12/91     10.33      06/95     10.76       12/98     11.16
03/92     10.27      09/95     10.84       03/99     11.13
06/92     10.43      12/95     10.92       06/99     10.87
09/92     10.55      03/96     10.79       09/99     10.82
12/92     10.58      06/96     10.72       12/99     10.68
03/93     10.74      09/96     10.74       03/00     10.71
06/93     10.87      12/96     10.8        06/00     10.72
09/93     11.03      03/97     10.73       09/00     10.83
12/93     11.02      06/97     10.86       12/00     11.04
03/94     10.62      09/97     10.97       03/01     11.17
06/94     10.61      12/97     11.06       06/01     11.12
09/94     10.56      03/98     11.05       09/01     11.29
12/94     10.38      06/98     11.04
================================================================================

The fund should not be confused with a money market fund, which attempts to maintain a net asset value of $1.00. Although fund managers seek to maintain a relatively stable net asset value, the value of fund shares will fluctuate.

Investment return will vary, so you may have a gain or a loss when you sell shares. Past performance cannot guarantee comparable future results.



GROWTH OF NET ASSETS
In millions
================================================================================
    $608                    $863

   3/31/01                9/30/01
================================================================================



          See important fund and index disclosures inside front cover.

                         AIM TAX-FREE INTERMEDIATE FUND

PORTFOLIO COMPOSITION
As of 9/30/01, based on total net assets


================================================================================
TOP FIVE BOND HOLDINGS
--------------------------------------------------------------------------------
                                           COUPON      MATURITY  % OF NET ASSETS

District of Columbia                        5.50%       6/01/09       1.9%

Berks Industrial Development Authority      2.25%       1/1/28        1.5%

Clarksville Public Building Authority       5.25%       2/1/10        1.5%

San Antonio Electric & Gas                  5.25%       2/1/10        1.3%

Indiana Health Facility                     2.30%       7/1/28        1.2%
================================================================================

================================================================================
BOND-TYPE DIVERSIFICATION

AAA 54.2%                          Number of Holdings                 455

AA 22.6%                           Duration                           4.4 years

A 9.1%                             Weighted Average Maturity          5.7 years

BBB/BB 0.1%                        Average Quality Rating             AA+

Not Rated/Other 14.0%

The fund's portfolio is subject to change, and there is no assurance that it will continue to hold any particular security.
================================================================================

    Strong issuance was met with strong investor demand. The Investment Company Institute reported that investors withdrew $6.5 billion from equity funds in July and August--while adding $20.7 billion to fixed-income funds. If the past is any guide, investor preference for fixed-income investments is likely to continue until the economy shows sustained evidence of strengthening.
    Investors continued to prefer investment-grade municipal issues over non-investment-grade issues, and municipal yields relative to Treasuries remained attractive. Following the terrorist attacks, airport revenue bonds initially sold off, but later recovered somewhat. Stadium bonds, most of which depend on car rental and hotel occupancy revenues for repayment, also were initially hard hit. (In keeping with the fund's conservative management style, all of the fund's airport bonds and stadium bonds--which together totaled less than one percent of the fund's total net assets at the close of the reporting period--were insured.) The fund's best-performing holdings included escrowed and pre-refunded bonds, which benefited from investors' flight to safety. Sectors that performed well included university, city general obligation and electric utility bonds.

WHAT TYPES OF BONDS WERE IN THE FUND'S PORTFOLIO AT THE CLOSE OF THE REPORTING PERIOD?
At the close of the reporting period, the fund's portfolio included these types of bonds:
    o Revenue bonds, which are issued to finance public-works projects and are supported directly by the revenues of those projects, accounted for just under 62% of the fund's total net assets.
    o General obligation bonds, which are backed by the full faith and credit (including the taxing and further borrowing power) of a state or municipality, accounted for just over 35% of the fund's total net assets.

    o Escrowed and pre-refunded bonds, which are bonds whose repayment is guaranteed by the funds from a second bond issue (whose proceeds are usually invested in safe U.S. Treasury bonds), accounted for slightly more than 3% of total net assets.

   Revenue bonds often are considered more attractive, especially in uncertain economic times. Since many public-works projects (water and sewer improvements, for example) are necessities, demand for them remains relatively constant regardless of economic conditions.

WHAT DID THE FUND'S PORTFOLIO LOOK LIKE AT THE CLOSE OF THE REPORTING PERIOD? The basic characteristics of the fund's portfolio changed little during the reporting period:
    o The portfolio consisted almost entirely of investment-grade bonds. Bonds rated A or higher composed 90% of the fund's holdings at the beginning of the reporting period and 86% at its close.
    o The portfolio's average credit quality was AA+ as rated by Standard & Poor's, a widely-known credit-rating agency--unchanged from six months ago.
    o Credit-enhanced securities--those backed by insurance or escrowed with U.S. Treasury securities--accounted for 58% of the fund's portfolio, up slightly from 55% six months ago.

   The one significant difference in the fund's portfolio was the number of holdings. The fund held 372 bonds at the beginning of the reporting period and 455 at its close. This increase reflects our need to put to work significant inflows into the fund during the past six months.

WHAT WERE CONDITIONS LIKE AT THE CLOSE OF THE REPORTING PERIOD?
Unemployment rose throughout the reporting period, hitting 4.9% in August and September. As a result of the country's economic slowdown, employers cut 199,000 non-farm jobs in September--a 10-year high that does not fully reflect the effects of the events of September 11. Given such numbers, it was not surprising that The Conference Board's Consumer Confidence Index declined sharply in September and that its Measure of Business Confidence declined in the third quarter. When economic recovery will begin remains uncertain--as does the long-term economic effect of the terrorist attacks. What is certain is that a well-diversified portfolio should include fixed-income components to reduce investor risk during troubled economic times.


          See important fund and index disclosures inside front cover.

                         AIM TAX-FREE INTERMEDIATE FUND

AIM PRIVACY POLICY

We are always aware that when you invest in an AIM fund, you entrust us with more than your money. You also share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
    AIM collects nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former customers, to our affiliates or to service providers or other third parties except on the limited basis permitted by law. For example, we use this information to administer your accounts with us through such activities as sending you transaction confirmations, annual reports, prospectuses and tax forms.
    Even within AIM, only people involved with servicing your accounts have access to your information.
    To ensure the highest level of confidentiality and security, AIM maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our Web site--www.aimfunds.com. More detail is available to you at that site.

                                  [LOCK IMAGE]

 A I M Capital Management, Inc. o A I M Distributors, Inc. o The AIM Family of
        Funds--Registered Trademark-- o AMVESCAP National Trust Company

                         AIM TAX-FREE INTERMEDIATE FUND

FACTORS INFLUENCING DECISIONS TO RAISE, LOWER INTEREST RATES

ECONOMIC INDICATORS THAT HELP SHAPE FEDERAL RESERVE POLICY
The federal reserve board (the fed) periodically adjusts short-term interest rates to either stimulate or slow economic growth. In making decisions about interest rates, the fed considers key economic data. Just as a dip in barometric pressure can signal a squall, changes in economic indicators can point to a shift in the economy and the markets. Here are some of the top indicators used by the fed, economists, financial analysts and professional money managers to identify economic trends:

                                 [US MAP IMAGE]

GROSS DOMESTIC PRODUCT (GDP)
GDP is the total value of all products and services produced in the country in a year. It's compiled quarterly by the U.S. Department of Commerce. GDP measures the pace of U.S. economic growth, and changes in this indicator can signal the direction of the economy. For example, a decline in the GDP for two consecutive quarters constitutes a recession. Drops in the GDP can cause equity and bond prices to fall, as investors become concerned about an economic slowdown. On the other hand, a steep spike in the GDP can signal that the economy is growing too fast, and higher inflation could ensue. Inflation, also known as rising prices, creates problems for consumers and the markets. In an inflationary environment, consumers must spend more money to buy the same amount of goods and services. When consumers buy less, the economy slows and markets decline. The markets usually react favorably to slight increases in the GDP, which indicate moderate, controlled growth.

                                  [HOUSE IMAGE]

HOUSING STARTS
Housing starts measure the construction of new single-family houses, townhouses and apartment buildings. Compiled monthly by the u.S. Department of commerce, this figure is based on the number of new foundations dug. This indicator signals consumer confidence. If consumers feel financially secure, they're more likely to take on a mortgage. Home purchases also trigger other consumer spending (for sofas, lawnmowers, curtains, etc.). A moderate increase in housing starts usually bodes well for the markets. As with gdp, a sharp increase in housing starts can signal inflation.

                              [SHOPPING CART IMAGE]

CONSUMER PRICE INDEX (CPI)
Also called the cost-of-living index, the cpi measures the prices of products and services bought by typical consumers. Each month, the u.S. Bureau of labor statistics checks the prices of a specific basket of items, including food, clothing, transportation, shelter, utilities, health care and entertainment. The cpi is one ~of the government's main ways to gauge inflation, and changes in this indicator usually affect the markets. A sharp increase in the cpi can indicate inflation, while a moderate rise in the cpi shows that inflation is under control. The core inflation rate is a separate indicator from the cpi. The core rate excludes energy and food, which fluctuate seasonally and more sharply than other elements.

                                [FACTORY IMAGE]

PRODUCER PRICE INDEX (PPI)
The Producer Price Index measures the price changes of manufactured goods that are ready to be distributed. Hikes in the PPI signal that retailers may soon raise prices to pass the increase on to consumers. Rising prices signal inflation. Unlike the CPI, this index doesn't measure services.

                               [THUMBS-UP IMAGE]

CONSUMER CONFIDENCE INDEX (CCI)
The CCI measures how consumers feel about the economy, their job status and their finances. Consumer attitudes are important because consumer spending accounts for about two-thirds of the economy. To compile the index, The Conference Board conducts a monthly survey of 5,000 U.S. households. The survey asks questions about consumer attitudes, buying plans, present conditions and expectations for the future. A declining CCI usually means that Americans are tightening their purse strings. Decreased spending may mean slower economic growth.

THINKING LONG-TERM
As an investor, you can better understand broad economic trends by watching these indicators. A word of caution: You shouldn't overhaul your portfolio every time there is a blip in consumer confidence. Indicators signal potential market fluctuations, and they can help you adjust your long-term strategy. As always, we suggest that you visit your financial advisor to determine whether any changes to your investment plan are necessary.

SCHEDULE OF INVESTMENTS
September 30, 2001
(Unaudited)

                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE

ALABAMA-1.30%

Alabama (State of) (Parks System Improvement
  Corp.); Unlimited Series 2001 C GO 5.50%,
  06/01/10                                       AA      Aa3    $ 1,060   $  1,174,544
--------------------------------------------------------------------------------------
Alabama Special Care Facilities
  Financing Authority (Birmingham Charity
  Obligation Group); Hospital Series 1997 RB 4.95%,
  11/01/07(b)(c)                                          --       VMG1            900
--------------------------------------------------------------------------------------
Birmingham (City of); Refunding Unlimited Tax
  Series 2001 B GO 5.25%, 07/01/10(d)           AAA      Aaa      1,950      2,129,751
--------------------------------------------------------------------------------------
Jefferson (County of) (Public Improvements
  Project); Unlimited Tax Series 2001 A GO
  5.00%, 04/01/10(d)                            AAA      Aaa      2,925      3,125,216
--------------------------------------------------------------------------------------
Jefferson (County of) (School Improvements
  Project); Limited Tax Series 2000 GO 5.05%,
  02/15/09(d)                                   AAA      Aaa      1,000      1,072,970
--------------------------------------------------------------------------------------
Lauderdale & Florence (County of) Health Care
  Authority (Coffee Health Group Project);
  Refunding Unlimited Tax Series 1999 A GO
  5.00%, 07/01/07(d)                            AAA      Aaa      1,000      1,059,760
--------------------------------------------------------------------------------------
  Unlimited Tax Series 2000 A RB
  5.25%, 07/01/04(d)                            AAA      Aaa      1,195      1,262,685
--------------------------------------------------------------------------------------
  5.50%, 07/01/08(d)                            AAA      Aaa        385        420,482
======================================================================================
                                                                            11,206,617
======================================================================================

ALASKA-0.61%

Alaska State Housing Financing Corp.; Series
  1997 A-1 RB 4.90%, 12/01/07(d)                AAA      Aaa        760        798,258
--------------------------------------------------------------------------------------
Anchorage (City of) (Correctional Facilities
  Improvement Project); Lease Revenue Series
  2000 RB 5.13%, 02/01/09(d)                    AAA      Aaa      1,000      1,073,420
--------------------------------------------------------------------------------------
Anchorage (City of); Unlimited Tax
  Series 1994 GO 5.50%, 07/01/06(d)             AAA      Aaa      1,950      2,097,225
--------------------------------------------------------------------------------------
  Series 2001 A GO 5.50%, 06/01/08(d)           AAA      Aaa      1,150      1,263,321
======================================================================================
                                                                             5,232,224
======================================================================================

AMERICAN SAMOA-0.48%

American Samoa (Territory of); Refunding
  Unlimited Tax Series 2000 GO
  5.75%, 09/01/03(d)                              A       --      1,120      1,167,846
--------------------------------------------------------------------------------------

                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE
AMERICAN SAMOA-(CONTINUED)

  6.00%, 09/01/06(d)                              A       --    $ 1,585   $  1,708,170
--------------------------------------------------------------------------------------
  6.00%, 09/01/07(d)                              A       --      1,150      1,235,525
======================================================================================
                                                                             4,111,541
======================================================================================

ARIZONA-2.87%

Arizona Agriculture Improvement and Power
  District (Salt River Project); Refunding
  Series 1993 B RB
  5.38%, 01/01/09                                AA      Aa2      1,000      1,043,870
--------------------------------------------------------------------------------------
Arizona State Transportation Board (Highway
  Project); Refunding Sub. Series 1993 A RB
  6.00%, 07/01/08                                AA      Aa2        800        906,848
--------------------------------------------------------------------------------------
Central Arizona Water Conservation District
  (Central Arizona Project); Series 1991 B RB
  6.20%, 11/01/01(d)                            AAA      Aaa      3,070      3,079,486
--------------------------------------------------------------------------------------
Glendale Unified High School District #205;
  Refunding Limited Tax Series 2001 GO 5.00%,
  07/01/09(d)                                   AAA      Aaa      1,800      1,934,892
--------------------------------------------------------------------------------------
Maricopa County Unified School District #4
  (Mesa Project of 1995); Unlimited Tax
  Series 1998 E GO 5.00%, 07/01/09(d)           AAA      Aaa      1,900      2,026,274
--------------------------------------------------------------------------------------
Maricopa County Unified School District #11
  (Peoria Project of 1991); Unlimited Tax
  Series 1995 GO 5.50%, 07/01/05(b)(c)          AAA      Aaa      1,365      1,498,688
--------------------------------------------------------------------------------------
Maricopa County Unified School District #28
  (Kyrene Elementary); Refunding Unlimited
  Tax Series 2001 A GO 5.00%, 07/01/11(d)        --      Aaa      2,165      2,318,304
--------------------------------------------------------------------------------------
Maricopa County Unified School District #41
  (Gilbert Project of 1988); Unlimited Tax
  Series 1992 E GO 6.20%, 07/01/02(b)           AAA      Aaa      1,250      1,287,612
--------------------------------------------------------------------------------------
Mohave County Unified School District #1
  (Lake Havasu); Unlimited Tax Series 1996 A
  GO 5.40%, 07/01/06(d)                         AAA      Aaa        200        218,754
--------------------------------------------------------------------------------------
Navajo County Unified School District #6
  (Herber-Overgaard); Unlimited Tax Series
  1997 A GO 5.00%, 07/01/07(d)                  AAA      Aaa        450        481,230
--------------------------------------------------------------------------------------

                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE
ARIZONA-(CONTINUED)

Nogales (City of) Municipal Development
  Authority; Series 2001 RB 5.00%,
  06/01/02(d)                                    --      Aaa    $ 1,000   $  1,018,580
--------------------------------------------------------------------------------------
Phoenix (City of) Civic Improvements
  Corporation; Refunding Wastewater System
  Jr. Lien Series 2001 RB 5.25%, 07/01/11(d)    AAA      Aaa      3,000      3,272,130
--------------------------------------------------------------------------------------
Phoenix (City of) Street and Highway User;
  Refunding Sr. Lien Series 1992 RB 6.20%,
  07/01/02                                       AA      Aa3      1,000      1,029,710
--------------------------------------------------------------------------------------
Pinal (County of) Industrial Development
  Authority (Magna Cooper Co.); Pollution
  Control VRD Series 1984 RB (LOC-ABN Amro
  Bank N.V.) 2.70%, 12/01/09(c)(e)             A-1+       --      3,600      3,600,000
--------------------------------------------------------------------------------------
Yuma Industrial Development Authority (Yuma
  Regional Medical Center Project); Refunding
  Hospital Series 1997 RB 5.70%, 08/01/06(d)    AAA      Aaa      1,000      1,101,560
======================================================================================
                                                                            24,817,938
======================================================================================

ARKANSAS-2.27%

Arkansas State Development Finance Authority,
  State Agencies Facilities (Department
  Correction Project); Series 1999 A RB
  4.50%, 11/01/01(d)                            AAA      Aaa      1,190      1,192,118
--------------------------------------------------------------------------------------
  5.00%, 11/01/05(d)                            AAA      Aaa      1,125      1,208,497
--------------------------------------------------------------------------------------
Arkansas State Development Finance Authority;
  Correction Facility Series 1996 RB 6.25%,
  10/01/06(d)                                   AAA      Aaa      1,800      2,046,204
--------------------------------------------------------------------------------------
Fort Smith (City of) (Water and Sewer
  Improvements Project); Tax Series 2001 A RB
  4.25%, 12/01/08(c)                            AA-       --      2,000      2,039,520
--------------------------------------------------------------------------------------
  4.40%, 12/01/09(c)                            AA-       --      2,000      2,045,340
--------------------------------------------------------------------------------------
Hot Springs (City of) (Recreational
  Facilities Improvements Project); Refunding
  and Improvement Tax Series 2001 RB 4.25%,
  07/01/06(c)                                    AA       --      3,450      3,592,692
--------------------------------------------------------------------------------------
Little Rock (City of) Health Facility Board
  (Baptist Medical Center); Refunding
  Hospital Series 1991 RB 6.70%, 11/01/04(d)    AAA      Aaa      1,400      1,539,510
--------------------------------------------------------------------------------------
Little Rock (City of); Refunding Limited Tax
  Series 2001 GO 3.95%, 04/01/05(c)             AA-      Aa3      1,000      1,021,620
--------------------------------------------------------------------------------------

                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE
ARKANSAS-(CONTINUED)

Little Rock School District; Limited Tax
  Series 2001 C GO
  5.00%, 02/01/09(c)(d)                          --      Aaa    $ 1,615   $  1,731,458
--------------------------------------------------------------------------------------
  5.00%, 02/01/10(c)(d)                          --      Aaa      1,695      1,817,684
--------------------------------------------------------------------------------------
Paragould (City of); Water Sewer and Electric
  Series 2000 RB 4.90%, 12/01/09(d)             AAA      Aaa        295        316,287
--------------------------------------------------------------------------------------
Sebastian (County of) (Arkansas Community Jr.
  College District); Refunding and
  Improvement Limited Tax Series 1997 GO
  5.20%, 04/01/07(d)                             --      Aaa      1,000      1,079,120
======================================================================================
                                                                            19,630,050
======================================================================================

CALIFORNIA-0.12%

Folsom (City of) (School Facilities Project);
  Unlimited Tax Series 1994 B GO 6.00%,
  08/01/02(d)                                   AAA      Aaa        500        515,315
--------------------------------------------------------------------------------------
San Francisco (City and County of) Parking
  Authority; Parking Meter Series 1994 RB
  6.75%, 06/01/05(d)                            AAA      Aaa        500        565,825
======================================================================================
                                                                             1,081,140
======================================================================================

COLORADO-0.92%

Boulder (County of); Open Space Capital
  Improvement Trust Fund Series 1998 RB
  5.25%, 12/15/09                               AA-       --      1,000      1,079,800
--------------------------------------------------------------------------------------
Colorado Department of Transportation;
  Series 2000 RAN
  6.00%, 06/15/06(d)                            AAA      Aaa      1,000      1,117,990
--------------------------------------------------------------------------------------
  Series 2001 A RAN
  5.25%, 06/15/10(d)                            AAA      Aaa      2,500      2,717,975
--------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority
  (Highway Improvements Project); Senior
  Series 2001 A RB 5.00%, 06/15/11(d)           AAA      Aaa      1,000      1,068,070
--------------------------------------------------------------------------------------
University of Colorado; Refunding Enterprise
  System Series 2001 A RB 5.00%, 06/01/05       AA-      Aa3      1,835      1,963,248
======================================================================================
                                                                             7,947,083
======================================================================================

CONNECTICUT-0.39%

Connecticut (State of) Residential Recovery
  Authority (Bridgeport Resco Co. LP
  Project); Refunding Series 1999 RB 5.13%,
  01/01/09(d)                                   AAA      Aaa      1,000      1,075,300
--------------------------------------------------------------------------------------
New Haven (City of); Unlimited Tax Series
  1997 GO 6.00%, 02/15/06(d)                    AAA      Aaa      2,050      2,277,693
======================================================================================
                                                                             3,352,993
======================================================================================

                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE

DELAWARE-0.25%

Delaware (State of) Economic Development
  Authority (Delmarva Power & Light Co.);
  Refunding Facilities Series 2000 C RB
  5.50%, 07/01/10(b)(c)                          A-       A3    $ 2,045   $  2,162,547
======================================================================================

DISTRICT OF COLUMBIA-4.38%

District of Columbia (Abraham and Laura
  Lisner Home for Aged Women); VRD Series
  1992 RB (LOC-Bank of America) 2.30%,
  07/01/22(e)                                    --    VMIG1      5,100      5,100,000
--------------------------------------------------------------------------------------
District of Columbia (American Association of
  Advancement Science); Refunding Series 1997
  RB 5.00%, 01/01/05(d)                         AAA      Aaa        800        844,512
--------------------------------------------------------------------------------------
District of Columbia (Gonzaga College High
  School); Series 1999 RB
  5.25%, 07/01/08(d)                            AAA      Aaa        500        542,440
--------------------------------------------------------------------------------------
  5.25%, 07/01/09(d)                            AAA      Aaa        510        553,834
--------------------------------------------------------------------------------------
District of Columbia (Medatlantic Healthcare
  Group); Refunding Hospital
  Series A 1993 RB
  5.50%, 08/15/06(b)                            AAA      Aaa        500        550,480
--------------------------------------------------------------------------------------
  Series A 1996 RB
  6.00%, 08/15/06(b)                            AAA      Aaa      1,550      1,741,115
--------------------------------------------------------------------------------------
  Series A 1997 RB
  6.00%, 08/15/07(b)                            AAA      Aaa        500        565,750
--------------------------------------------------------------------------------------
District of Columbia; Refunding Unlimited Tax
  Series 1993 B-1 GO
  5.50%, 06/01/09(d)                            AAA      Aaa      1,250      1,371,737
--------------------------------------------------------------------------------------
  Series 1993 B-2 GO
  5.50%, 06/01/07(d)                            AAA      Aaa      3,000      3,278,190
--------------------------------------------------------------------------------------
  Series 1994 B GO
  6.00%, 06/01/04(b)(c)                         AAA      Aaa      2,000      2,203,360
--------------------------------------------------------------------------------------
  Series 1999 B GO
  5.50%, 06/01/10(d)                            AAA      Aaa      1,415      1,558,113
--------------------------------------------------------------------------------------
District of Columbia; Unlimited Tax
  Series 1992 B GO
  6.13%, 06/01/02(b)(c)                         AAA      Aaa         60         62,746
--------------------------------------------------------------------------------------
  Series 1999 B GO
  5.50%, 06/01/09(b)(c)                         AAA      Aaa        950      1,052,429
--------------------------------------------------------------------------------------
  5.50%, 06/01/09(d)                            AAA      Aaa     15,275     16,762,632
--------------------------------------------------------------------------------------
Washington D.C. Convention Center Authority;
  Senior Lien Dedicated Tax Series 1998 RB
  5.25%, 10/01/09(d)                            AAA      Aaa      1,500      1,626,690
======================================================================================
                                                                            37,814,028
======================================================================================

                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE

FLORIDA-4.27%

Broward (County of) (Wheelabrator); Resource
  Recovery Refunding Series 2001 A RB
  5.00%, 12/01/07                               AA-       A3    $ 5,530   $  5,894,316
--------------------------------------------------------------------------------------
  5.38%, 12/01/10                               AA-       A3        655        707,845
--------------------------------------------------------------------------------------
  5.50%, 12/01/08                               AA-       A3      3,000      3,305,100
--------------------------------------------------------------------------------------
Crossings at Fleming Island Community
  Development District; Refunding Special
  Assessment Series 2000 B RB 4.95%,
  05/01/02(d)                                   AAA      Aaa        870        883,746
--------------------------------------------------------------------------------------
Florida (State of) Capital Trust Agency
  (Reliance Community Revitalization);
  Multifamily Housing VRD Series 1999-B RB
  2.43%, 12/01/32(e)(f)                        A-1+       --      1,281      1,281,000
--------------------------------------------------------------------------------------
Florida State Board of Education; Lottery
  Series 2000 B RB 5.75%, 07/01/10(d)           AAA      Aaa      1,000      1,125,640
--------------------------------------------------------------------------------------
Jacksonville (City of) Electric Authority
  (Electric System); Sub. Series 2001 3-B RB
  4.30%, 10/01/10                                AA      Aa2      3,000      3,005,610
--------------------------------------------------------------------------------------
Miami Beach (City of) Health Facilities
  Authority (South Shore Hospital); Refunding
  Hospital Series 1998 A RB 4.80%,
  08/01/08(d)                                     A       --      1,000      1,026,280
--------------------------------------------------------------------------------------
Orange (County of) Health Facilities
  Authority (Presbyterian Retirement
  Communities Project); VRD Series 1998 RB
  (LOC-Bank of America N.A.) 3.60%,
  11/01/28(e)                                    --       --      6,399      6,399,000
--------------------------------------------------------------------------------------
Palm Beach (County of) Airport System;
  Refunding Series 2001 RB 5.50%, 10/01/09(d)   AAA      Aaa      1,000      1,096,750
--------------------------------------------------------------------------------------
Palm Beach (County of) Solid Waste Authority;
  Refunding Series 1997 A RB 5.50%,
  10/01/06(d)                                   AAA      Aaa      3,000      3,292,920
--------------------------------------------------------------------------------------
Pinellas (County of) (Capital Improvements
  Project); Series 2000 RB 5.75%, 01/01/09(d)    --      Aaa      2,000      2,228,740
--------------------------------------------------------------------------------------
Pinellas (County of) Health Facilities
  Authority (Pooled Hospital Learning
  Program); VRD Refunding Series 1985 RB
  2.70%, 12/01/15(e)                           A-1+    VMIG1      5,400      5,400,000
--------------------------------------------------------------------------------------

                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE
FLORIDA-(CONTINUED)

Village Center Community Development
  District; Refunding Sr. Recreational Series
  1998 A RB 5.50%, 11/01/10(d)                  AAA      Aaa    $ 1,105   $  1,223,003
======================================================================================
                                                                            36,869,950
======================================================================================

GEORGIA-0.66%

Albany (City of) Sewer System; Series 1992 RB
  6.30%, 07/01/02(b)                            AAA      Aaa        500        515,485
--------------------------------------------------------------------------------------
Dalton Utilities; Series 1999 RB 5.75%,
  01/01/10(d)                                   AAA      Aaa      1,015      1,137,115
--------------------------------------------------------------------------------------
Fulton (County of) Water and Sewer; Refunding
  Series 1992 RB 5.75%, 01/01/02(d)             AAA      Aaa        715        721,170
--------------------------------------------------------------------------------------
Georgia (State of); Unlimited Tax Series 1992
  B GO
  6.30%, 03/01/09                               AAA      Aaa      1,425      1,646,203
--------------------------------------------------------------------------------------
  6.30%, 03/01/10                               AAA      Aaa      1,000      1,165,970
--------------------------------------------------------------------------------------
Metropolitan Atlanta Rapid Transportation
  Authority; Refunding Sales Tax Series 1991
  M RB 6.15%, 07/01/02                           AA       A1        500        514,295
======================================================================================
                                                                             5,700,238
======================================================================================

HAWAII-0.65%

Hawaii (State of); Refunding Unlimited Tax
  Series CA 1993 GO
  5.75%, 01/01/10(d)                            AAA      Aaa      1,000      1,115,850
--------------------------------------------------------------------------------------
  Series CQ 1997 GO
  5.00%, 10/01/01(d)                            AAA      Aaa      3,180      3,180,000
--------------------------------------------------------------------------------------
Honolulu (City and County of); Unlimited Tax
  Series 1994 B GO 6.00%, 06/01/04(b)(c)        AAA      Aaa      1,230      1,343,615
======================================================================================
                                                                             5,639,465
======================================================================================

IDAHO-0.05%

Idaho Housing Agency; Single Family Mortgage
  Sub. Series 1994 D-1 RB 5.90%, 07/01/06        --      Aa2        405        436,112
======================================================================================

ILLINOIS-8.17%

Chicago (City of) (Central Loop
  Redevelopment); Tax Increment Allocation
  Sub. Series 2000 A RB 6.50%, 12/01/08(d)        A       --      8,000      8,881,760
--------------------------------------------------------------------------------------
Chicago (City of) (Emergency Telephone
  System); Refunding Limited Tax Series 1999
  GO 5.00%, 01/01/09(d)                         AAA      Aaa      1,000      1,061,000
--------------------------------------------------------------------------------------

                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE
ILLINOIS-(CONTINUED)

Chicago (City of) Distribution Package
  Facility; Series 1999 RB 5.25%, 01/01/05(d)     A     Baa1    $ 2,500   $  2,593,275
--------------------------------------------------------------------------------------
Chicago (City of) Midway Airport; Series 1996
  A RB 5.30%, 01/01/08(d)                       AAA      Aaa      1,000      1,073,930
--------------------------------------------------------------------------------------
Chicago (City of) Park District; Refunding
  Unlimited Tax Series 1995 GO 6.00%,
  01/01/07(d)                                   AAA      Aaa      2,000      2,222,360
--------------------------------------------------------------------------------------
Chicago (City of); Limited Tax Series 1997 GO
  6.00%, 01/01/06(b)                            AAA      Aaa        350        387,999
--------------------------------------------------------------------------------------
  6.00%, 01/01/06(d)                            AAA      Aaa        150        165,784
--------------------------------------------------------------------------------------
Chicago (City of); Refunding Unlimited Tax
  Series 1996 A-2 GO
  5.75%, 01/01/10(d)                            AAA      Aaa      2,500      2,776,700
--------------------------------------------------------------------------------------
Chicago O'Hare International Airport;
  Refunding 2nd Lien Series 1993 C RB 5.00%,
  01/01/11(d)                                   AAA      Aaa      2,000      2,110,420
--------------------------------------------------------------------------------------
Cook (County of) Community Consolidated
  School District #54 (Schaumburg Township);
  Refunding Unlimited Tax Series 2001 B GO
  4.50%, 01/01/05                                --      Aa2      1,800      1,878,840
--------------------------------------------------------------------------------------
Cook (County of); Unlimited Tax Series 1991
  GO 6.75%, 11/01/01(b)(c)                      AAA      Aaa      2,500      2,558,775
--------------------------------------------------------------------------------------
Elk Grove Park District; Unlimited Tax Series
  1992 GO 6.45%, 04/01/02(b)(c)                 AAA      Aaa      1,140      1,164,088
--------------------------------------------------------------------------------------
Hoffman Estates (Economic Development
  Project); Tax Increment Refunding Series
  1997 RB 5.00%, 11/15/06(d)                    AAA      Aaa      2,500      2,623,300
--------------------------------------------------------------------------------------
Hoffman Estates (Park Place Apartments
  Project); Multifamily Housing Refunding
  Series 1996 RB 5.75%, 06/01/06(c)(d)          AAA       --      1,400      1,461,936
--------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Adventist Health); Series 1997 A
  RB 5.25%, 11/15/02(d)                         AAA      Aaa      1,315      1,357,790
--------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (American College of Surgeons);
  VRD Series 1996 RB (LOC-Northern Trust Co.)
  2.40%, 08/01/26(e)                           A-1+       --      8,367      8,367,000
--------------------------------------------------------------------------------------

                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE
ILLINOIS-(CONTINUED)

Illinois (State of) Development Finance
  Authority (Citizens Utility Company
  Project); Series 1997 IDR 4.80%,
  08/01/07(c)                                   BBB       --    $ 1,000   $    954,770
--------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Evanston Northwestern); VRD
  Series 2001 C RB (LOC-Bank One Trust Co.)
  2.30%, 05/01/31(e)                             --     VMG1      7,420      7,420,000
--------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
  Authority (MJH Educational Assistance);
  Series 1999 B RB 4.63%, 09/01/04(c)(d)        AAA      Aaa        350        366,828
--------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Advocate Network Health Care);
  Series 2000 RB 5.00%, 11/15/01                 AA       A1        660        661,617
--------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Children's Memorial Hospital);
  Series 1999 A RB 5.50%, 08/15/07(d)           AAA      Aaa      1,580      1,715,659
--------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Edwards Hospital Obligated
  Group); Series 2001 A RB 5.00%, 02/15/09(d)   AAA      Aaa      1,000      1,061,900
--------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Highland Park Hospital); Series
  1991 B RB 5.55%, 10/01/06(d)                  AAA      Aaa        500        552,865
--------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (The Carle Foundation); Series
  1998 A RB 5.25%, 07/01/09(b)                  AAA      Aaa      1,000      1,071,040
--------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (University of Chicago Hospital
  System); Series 2001 RB
  5.00%, 08/15/07(d)                            AAA      Aaa      2,000      2,130,480
--------------------------------------------------------------------------------------
  5.00%, 08/15/09(d)                            AAA      Aaa      1,000      1,065,490
--------------------------------------------------------------------------------------
Illinois (State of) Partners (Departmental
  Central Management Services); Series 1999
  COP 4.90%, 07/01/08(d)                        AAA      Aaa      1,000      1,061,790
--------------------------------------------------------------------------------------
Illinois (State of) Regional Transportation
  Authority (Transit Improvement Project);
  Series 2001 A RB 5.50%, 07/01/09(d)           AAA      Aaa      1,980      2,173,228
--------------------------------------------------------------------------------------
Illinois (State of) Regional Transportation
  Authority; Series 1994 B RB 6.30%,
  06/01/04(b)(c)                                AAA      Aaa      1,000      1,109,320
--------------------------------------------------------------------------------------

                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE
ILLINOIS-(CONTINUED)

Madison and St. Clair (County of) School
  District #10 (Collinsville School Building
  Improvements); Unlimited Tax Series 2001 GO
  5.00%, 02/01/11(d)                            AAA      Aaa    $ 1,150   $  1,217,597
--------------------------------------------------------------------------------------
McHenry (County of) School District #47
  (Crystal Lake); Unlimited Tax Series 1999
  GO 5.13%, 02/01/10(d)                          --      Aaa      1,250      1,326,262
--------------------------------------------------------------------------------------
University of Illinois (Auxiliary
  Facilities); Refunding University Series
  2001 A RB 5.25%, 04/01/09(d)                  AAA      Aaa      1,000      1,082,950
--------------------------------------------------------------------------------------
University of Illinois (Utility
  Infrastructure Projects); Series 2001 A COP
  5.00%, 08/15/06(c)(d)                         AAA      Aaa      1,645      1,747,763
--------------------------------------------------------------------------------------
Warrenville (City of); Tax Increment Series
  2000 RB 5.25%, 05/01/07(d)                    AAA      Aaa      1,170      1,263,670
--------------------------------------------------------------------------------------
Will (County of) Community Unit School
  District #365U (Valley View Elementary);
  Refunding Unlimited Tax Series 2001 GO
  3.50%, 11/01/02(d)                            AAA      Aaa      1,425      1,449,638
--------------------------------------------------------------------------------------
  3.50%, 11/01/03(d)                            AAA      Aaa        410        416,351
======================================================================================
                                                                            70,534,175
======================================================================================

INDIANA-3.58%

Hamilton (County of); Optional Income Tax
  Revenue Series 1998 RB 5.00%, 07/10/08(d)     AAA      Aaa      1,095      1,168,004
--------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Charity Obligated
  Group); Series 1997 D RB 5.00%, 11/01/07(b)    --      Aaa      3,210      3,415,408
--------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
  Financing Authority (Community Hospital
  Project); VRD Series 2000 A RB (LOC-Bank of
  America N.A.) 2.30%, 07/01/02(c)(e)          A-1+       --     10,000     10,000,000
--------------------------------------------------------------------------------------
Indiana (State of) Transportation Finance
  Authority; Airport Facilities Lease Series
  1992 A RB 6.00%, 11/01/01                      AA       A1        500        501,425
--------------------------------------------------------------------------------------
Indiana (State of) Transportation Finance
  Authority; Highway Series 1993 A RB 5.50%,
  06/01/07(d)                                   AAA      Aaa      1,000      1,093,137
--------------------------------------------------------------------------------------
Indiana Bond Bank (Special Programs Project);
  Series 2001 B RB 5.00%, 02/01/05(d)           AAA      Aaa        500        528,500
--------------------------------------------------------------------------------------

                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE
INDIANA-(CONTINUED)

Indiana Municipal Power Agency (Power Supply
  System); Special Obligation 1st-Crossover
  Refunding Series 1998 B RB 4.80%,
  01/01/09(d)                                   AAA      Aaa    $ 2,000   $  2,033,040
--------------------------------------------------------------------------------------
Indianapolis (City of); Local Public
  Improvement Series 1999 D RB 5.10%,
  01/01/09                                      AAA      Aaa        425        455,507
--------------------------------------------------------------------------------------
La Porte Multi School Building Corporation;
  First Mortgage Refunding Series 2001 A RB
  5.00%, 07/15/05(d)                            AAA      Aaa      1,495      1,591,203
--------------------------------------------------------------------------------------
  5.00%, 07/15/06(d)                            AAA      Aaa      1,590      1,704,257
--------------------------------------------------------------------------------------
  5.00%, 07/15/07(d)                            AAA      Aaa      1,680      1,793,585
--------------------------------------------------------------------------------------
  5.00%, 07/15/09(d)                            AAA      Aaa      2,185      2,326,763
--------------------------------------------------------------------------------------
  5.25%, 01/15/10(d)                            AAA      Aaa      2,240      2,412,704
--------------------------------------------------------------------------------------
Porter (County of) Jail Building Corporation;
  First Mortgage Refunding Series 2001 RB
  5.00%, 01/10/10(d)                            AAA      Aaa        700        741,643
--------------------------------------------------------------------------------------
Richland-Bean Blossum Independent School
  Building Corporation; First Mortgage Series
  2001 RB 5.00%, 07/15/10(d)                    AAA      Aaa      1,045      1,110,553
======================================================================================
                                                                            30,875,729
======================================================================================

IOWA-0.21%

Des Moines (City of); Unlimited Tax Series
  2000 D GO 5.00%, 06/01/03                     AA+      Aa2        745        775,098
--------------------------------------------------------------------------------------
Muscatine (City of); Electric Refunding
  Series 1986 RB 5.00%, 01/01/08                  A     Baa1      1,000      1,002,350
======================================================================================
                                                                             1,777,448
======================================================================================

KANSAS-1.76%

Johnson (County of) Unified School District
  #233; Refunding Unlimited Tax Sub. Series
  2001 B-2 GO 5.00%, 09/01/11(d)                AAA      Aaa      1,150      1,232,593
--------------------------------------------------------------------------------------
Johnson (County of) Water District #1; Water
  Refunding Series 2001 RB 5.00%, 06/01/11      AAA      Aa1      1,770      1,891,564
--------------------------------------------------------------------------------------
Kansas (State of) Department of
  Transportation; Highway Tax Refunding
  Series 1998 RB 5.50%, 09/01/11                AA+      Aa2      5,000      5,552,300
--------------------------------------------------------------------------------------
Kansas (State of) Development Finance
  Authority (Department of Commerce and
  Housing); Series 2001 RB 4.00%, 06/01/05(d)   AAA      Aaa      2,535      2,619,390
--------------------------------------------------------------------------------------

                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE
KANSAS-(CONTINUED)

Wyandotte (County of) and Kansas (City of)
  Unified Government (Redevelopment
  Project-Area B);
  Special Obligation Series 2001 RB
  5.00%, 12/01/09(d)                            AAA      Aaa    $ 1,080   $  1,165,439
--------------------------------------------------------------------------------------
  5.00%, 12/01/10(d)                            AAA      Aaa        750        807,015
--------------------------------------------------------------------------------------
Wyandotte (County of) School District #500;
  Unlimited Tax Series 2001 GO 5.50%,
  09/01/11(d)                                   AAA      Aaa      1,750      1,946,333
======================================================================================
                                                                            15,214,634
======================================================================================

KENTUCKY-0.54%

Kentucky (State of) Turnpike Authority
  (Revitalization Project); Economic
  Development Refunding
  Series 2000 RB
  5.50%, 07/01/09(b)                            AAA      Aaa      2,000      2,217,640
--------------------------------------------------------------------------------------
  Series 2001 A RB
  5.50%, 07/01/11(d)                            AAA      Aaa      1,000      1,108,080
--------------------------------------------------------------------------------------
Versailles (City of); Water and Sewer Revenue
  Series 2000 BAN 4.63%, 10/01/03                --     MIG1      1,300      1,353,157
======================================================================================
                                                                             4,678,877
======================================================================================

LOUISIANA-1.79%

Jefferson Parish School Board; Sales and Use
  Tax Series 1995 RB 6.00%, 02/01/04(d)         AAA      Aaa      1,720      1,838,697
--------------------------------------------------------------------------------------
Louisiana (State of) Energy and Power
  Authority (Power Project); Refunding
  Series 2000 RB 5.75%, 01/01/11(d)             AAA      Aaa      2,500      2,806,375
--------------------------------------------------------------------------------------
Louisiana (State of) Offshore Terminal
  Authority (Loop, Inc.); Deepwater Port 1st
  Stage Refunding Series 1992 B RB 6.20%,
  09/01/03                                        A       A3      1,000      1,045,490
--------------------------------------------------------------------------------------
Louisiana (State of); Refunding Unlimited Tax
  Series 1998 A GO 5.25%, 04/15/11(d)           AAA      Aaa      1,000      1,072,390
--------------------------------------------------------------------------------------
Louisiana (State of); Unlimited Tax Series
  1993 A GO 6.00%, 04/15/07(d)                  AAA      Aaa      5,000      5,613,100
--------------------------------------------------------------------------------------
Monroe (City of) School District; Refunding
  Unlimited Tax Series 2001 GO 4.50%,
  03/01/11(d)                                   AAA      Aaa      1,915      1,969,731
--------------------------------------------------------------------------------------
New Orleans (City of); Certificates of
  Indebtedness Series 2000 RB 5.50%,
  12/01/09(d)                                   AAA      Aaa      1,000      1,108,650
======================================================================================
                                                                            15,454,433
======================================================================================

                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE

MAINE-0.22%

Maine (State of) Municipal Bond Bank; Series
  1992 E RB 6.25%, 11/01/02(b)(c)                --      Aa2    $ 1,800   $  1,913,760
======================================================================================

MARYLAND-0.63%

Maryland (State of) Health and Higher
  Education Facilities Authority (Johns
  Hopkins Hospital); Series 2001 RB
  5.00%, 05/15/02                               AA-       A1        250        254,320
--------------------------------------------------------------------------------------
  5.00%, 05/15/06                               AA-       A1      1,130      1,206,106
--------------------------------------------------------------------------------------
  5.00%, 05/15/07                               AA-       A1      2,135      2,277,853
--------------------------------------------------------------------------------------
  5.00%, 05/15/09                               AA-       A1      1,645      1,749,803
======================================================================================
                                                                             5,488,082
======================================================================================

MASSACHUSETTS-2.03%

Massachusetts (State of) (Pool Program);
  Water Pollution Abatement Refunding Series
  2001 7 RB 5.25%, 02/01/10                     AAA      Aaa      1,000      1,094,410
--------------------------------------------------------------------------------------
Massachusetts (State of); Consumer Lien
  Unlimited Tax Series 2000 A GO 5.75%,
  02/01/09                                      AA-      Aa2      5,000      5,597,850
--------------------------------------------------------------------------------------
Massachusetts (State of); Refunding Limited
  Tax
  Series 1993 C GO 4.95%, 08/01/05(d)           AAA      Aaa      5,000      5,272,200
--------------------------------------------------------------------------------------
  Series 1997 A GO 5.75%, 08/01/08(d)           AAA      Aaa      5,000      5,613,150
======================================================================================
                                                                            17,577,610
======================================================================================

MICHIGAN-2.97%

Detroit (City of); Refunding Unlimited Tax
  Series 1995 B GO 6.25%, 04/01/09(d)           AAA      Aaa      4,065      4,471,337
--------------------------------------------------------------------------------------
  Series 1997 B GO 5.38%, 04/01/10(d)           AAA      Aaa      1,630      1,762,878
--------------------------------------------------------------------------------------
Detroit (City of); Unlimited Tax Series 2001
  A-1 GO 5.50%, 04/01/09(d)                     AAA      Aaa      1,500      1,651,590
--------------------------------------------------------------------------------------
Frankenmuth (City of) School District;
  Unlimited Tax Series 2000 GO 5.50%,
  05/01/10                                      AAA      Aaa        250        276,230
--------------------------------------------------------------------------------------
Hartland Consolidated School District;
  Refunding Unlimited Tax Series 2001 GO
  5.50%, 05/01/11                               AAA      Aaa      1,000      1,104,930
--------------------------------------------------------------------------------------
Jackson (City of) (Downtown Development);
  Limited Tax Series 2001 GO
  5.25%, 06/01/10(d)                            AAA      Aaa        765        827,393
--------------------------------------------------------------------------------------
  5.25%, 06/01/11(d)                            AAA      Aaa        910        984,438
--------------------------------------------------------------------------------------

                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE
MICHIGAN-(CONTINUED)

Michigan (State of) Hospital Finance
  Authority (Ascension Health Credit);
  Series 1999 B RB 5.20%, 11/15/05(b)(c)         AA      Aa2    $ 4,000   $  4,191,160
--------------------------------------------------------------------------------------
Michigan (State of) Hospital Finance
  Authority (Bay Medical Center); Hospital
  Refunding Series 1997 A RB 5.00%,
  07/01/02(d)                                   AAA      Aaa      1,000      1,020,530
--------------------------------------------------------------------------------------
Michigan (State of) Job Development Authority
  (General Motors Corp.); Pollution Control
  Series 1984 RB 5.55%, 04/01/09                  A       A3      2,975      2,992,999
--------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Detroit
  Edison Company); Limited Obligation
  Refunding Series 1995 CC RB 4.85%,
  09/01/11(b)(c)                                 --      Aaa      1,000      1,051,390
--------------------------------------------------------------------------------------
Taylor (City of); Series 2001 COP 5.00%,
  02/01/11(d)                                   AAA      Aaa        495        526,061
--------------------------------------------------------------------------------------
Troy (City of) Downtown Development Authority
  (Public Improvements Project); Refunding
  and Development Tax Series 2001 RB
  5.00%, 11/01/09(d)                            AAA      Aaa      1,200      1,286,376
--------------------------------------------------------------------------------------
  5.00%, 11/01/10(d)                            AAA      Aaa      1,265      1,349,540
--------------------------------------------------------------------------------------
Walled Lake (City of) Consolidated School
  District; Refunding Unlimited Tax Series
  2001 GO 5.00%, 05/01/11                       AAA      Aaa      2,000      2,131,540
======================================================================================
                                                                            25,628,392
======================================================================================

MINNESOTA-2.39%

Anoka (County of) (Northern States Power
  Company Project); Resource Recovery
  Refunding Series 1999 RB 5.00%, 12/01/06(d)   AAA      Aaa      2,145      2,317,715
--------------------------------------------------------------------------------------
Minneapolis (City of) Special School District
  #1; Unlimited Tax Series 1997 GO 5.00%,
  02/01/10                                      AA+      Aa1      1,000      1,039,730
--------------------------------------------------------------------------------------
Minneapolis (City of); Unlimited
  Tax Increment Series 2000 E GO
  5.00%, 03/01/11                               AAA      Aa1      3,385      3,582,312
--------------------------------------------------------------------------------------
Northern Municipal Power Agency (Electric
  Light and Power Improvements Project);
  Electric System Series 1997 RB 5.50%,
  01/01/08(d)                                   AAA      Aaa      2,500      2,729,775
--------------------------------------------------------------------------------------
Osseo (City of) Independent School District
  #279; Refunding Unlimited Tax Series 2001 B
  GO 5.00%, 02/01/11                             --      Aa1      3,610      3,834,434
--------------------------------------------------------------------------------------

                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE
MINNESOTA-(CONTINUED)

Ramsey (County of) (Capital Improvement);
  Refunding Unlimited Tax Series 1992 C GO
  5.50%, 12/01/03                               AAA      Aaa    $ 1,725   $  1,821,014
--------------------------------------------------------------------------------------
Southern Minnesota Municipal Power Agency;
  Power Supply System Series 1992 A RB 5.60%,
  01/01/04                                       A+       A2        745        785,170
--------------------------------------------------------------------------------------
St. Cloud Health Care (St. Cloud Hospital
  Obligation Group); Series 2000 A RB 5.50%,
  05/01/06(d)                                    --      Aaa        600        654,042
--------------------------------------------------------------------------------------
St. Paul (City of) (Capital Improvements);
  Unlimited Tax Series 2001 A GO 5.00%,
  03/01/09                                      AAA      Aa2      1,000      1,070,840
--------------------------------------------------------------------------------------
Western Minnesota Municipal Power Agency;
  Refunding Series 2001 A RB
  5.50%, 01/01/10(d)                             --      Aaa      1,245      1,374,057
--------------------------------------------------------------------------------------
  5.50%, 01/01/11(d)                             --      Aaa      1,300      1,437,722
======================================================================================
                                                                            20,646,811
======================================================================================

MISSISSIPPI-0.98%

Biloxi (City of) Independent School District;
  Unlimited Tax Trust Certificates Series
  2001 GO 5.63%, 04/01/10(d)                    AAA      Aaa      1,305      1,444,570
--------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Mississippi College Project); VRD
  Refunding Series 1999 B RB (LOC-Bank of
  America N.A.) 2.30%, 02/01/09(c)(e)            --       --      7,000      7,000,000
======================================================================================
                                                                             8,444,570
======================================================================================

MISSOURI-0.44%

Missouri (State of) Health and Educational
  Facilities Authority (Freeman Health
  Systems Project); Hospital Series 1998 RB
  4.85%, 02/15/07(d)                              A       --      1,000      1,024,610
--------------------------------------------------------------------------------------
  5.00%, 02/15/08(d)                              A       --        515        528,519
--------------------------------------------------------------------------------------
Missouri (State of) Health and Educational
  Facilities Authority (St. Lukes
  Episcopal-Presbyterian Hospital); Refunding
  Health Series 2001 RB 5.25%, 12/01/09(d)      AAA      Aaa      1,000      1,086,980
--------------------------------------------------------------------------------------
Missouri (State of) Health and Educational
  Facilities Authority (Webster University);
  Series 2001 RB 5.00%, 04/01/11(d)              --      Aaa      1,075      1,141,768
======================================================================================
                                                                             3,781,877
======================================================================================

                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE

NEVADA-0.20%

Clark (County of) Improvement District #65
  (Lamb Boulevard III); Special Assessment
  Series 1992 GO 6.20%, 12/01/02                 AA      Aa2    $   120   $    124,322
--------------------------------------------------------------------------------------
Nevada (State of) Capital Improvement and
  Cultural Affairs; Limited Tax Series 1999 A
  GO 5.00%, 02/01/10                             AA      Aa2      1,500      1,595,430
======================================================================================
                                                                             1,719,752
======================================================================================

NEW JERSEY-1.09%

New Jersey (State of) Transportation Trust
  Fund Authority (Transportation System);
  Series 1999 A RB 5.50%, 06/15/10               AA      Aa2      8,020      8,927,222
--------------------------------------------------------------------------------------
Trenton (City of); Unlimited Tax Series 1992
  GO 6.10%, 08/15/02(d)                         AAA      Aaa        500        516,895
======================================================================================
                                                                             9,444,117
======================================================================================

NEW MEXICO-0.06%

Santa Fe (City of); Series 1994 A RB 5.50%,
  06/01/03(b)                                   AAA      Aaa        500        525,245
======================================================================================

NEW YORK-3.52%

Nassau (County of); Unlimited Tax
  General Improvement
  Series V 1997 GO 5.15%, 03/01/07(d)           AAA      Aaa      2,500      2,680,000
--------------------------------------------------------------------------------------
  Series 2000 E GO 5.25%, 03/01/05(d)           AAA      Aaa      3,000      3,203,160
--------------------------------------------------------------------------------------
New York (City of) Transit Authority
  (Metropolitan Transportation Authority);
  Triborough Series 1999 A COP 5.00%,
  01/01/08(d)                                   AAA      Aaa      1,000      1,064,380
--------------------------------------------------------------------------------------
New York (City of); Refunding Series 1996 D
  GO 5.60%, 11/01/05                              A       A2      5,000      5,429,300
--------------------------------------------------------------------------------------
New York (City of); Unlimited Tax Series 1996
  G GO 5.90%, 02/01/05                            A       A2      1,150      1,242,311
--------------------------------------------------------------------------------------
New York (State of) Dormitory
  Authority (Frances Schervier
  Obligation Group); Series 1997 RB
  5.50%, 07/01/10(d)                            AAA      Aaa      1,205      1,328,778
--------------------------------------------------------------------------------------
New York (State of) Dormitory Authority (Pace
  University Issue); Refunding Series 1997 RB
  6.00%, 07/01/07(d)                            AAA      Aaa      1,275      1,433,840
--------------------------------------------------------------------------------------

                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE
NEW YORK-(CONTINUED)

New York (State of) Dormitory Authority;
  Mental Health Facilities Series 1997 A RB
  6.00%, 02/15/05                               AA-       A3    $ 1,000   $  1,091,320
--------------------------------------------------------------------------------------
  6.00%, 08/15/07                               AA-       A3      1,775      1,975,575
--------------------------------------------------------------------------------------
New York (State of) Local Government
  Assistance Corp.; Refunding Series 1996 A
  RB 5.13%, 04/01/10(d)                         AAA      Aaa      5,000      5,294,900
--------------------------------------------------------------------------------------
New York (State of) Medical Care Facilities
  (Hospital and Nursing Home); Financial
  Agency Refunding Series 1995 A RB 5.60%,
  02/15/05(d)                                   AAA       --        235        247,403
--------------------------------------------------------------------------------------
New York (State of) Thruway
  Authority; General Series 1997 D RB 5.40%,
  01/01/10                                      AA-      Aa3      5,000      5,399,250
======================================================================================
                                                                            30,390,217
======================================================================================

NORTH CAROLINA-3.88%

Charlotte (City of); Refunding Unlimited Tax
  Series 1998 GO 5.25%, 02/01/10                AAA      Aaa      5,000      5,414,150
--------------------------------------------------------------------------------------
Forsyth (County of) (Public Facilities and
  Equipment Project); Series 2001 COP 5.00%,
  10/01/09                                      AA+      Aa1      1,930      2,073,245
--------------------------------------------------------------------------------------
Harnett (County of) (School
  Improvements); Series 2000 COP 5.25%,
  12/01/03(d)                                   AAA      Aaa      1,000      1,059,860
--------------------------------------------------------------------------------------
North Carolina (State of) (Public
  Improvement); Unlimited Tax Series 1999 A
  GO 5.25%, 03/01/10                            AAA      Aaa      5,000      5,439,350
--------------------------------------------------------------------------------------
North Carolina (State of) Eastern Municipal
  Power Agency (Power
  System); Refunding Series 1993 B RB 7.00%,
  01/01/08(d)                                   AAA      Aaa      1,000      1,169,660
--------------------------------------------------------------------------------------
North Carolina (State of) Municipal Power
  Agency #1 (Catawba Electric); Series 1999 A
  RB 6.00%, 01/01/07(d)                         AAA      Aaa      4,330      4,804,871
--------------------------------------------------------------------------------------
North Carolina Capital Facilities Financing
  Agency (Elon College); Refunding VRD Series
  2001 A RB (LOC-Bank of America N.A.) 2.05%,
  01/01/14(c)(e)                                 --       --      4,910      4,910,000
--------------------------------------------------------------------------------------
North Carolina Medical Care Community
  (Cleveland Regional Medical Center
  Project); Health Care Facilities VRD Series
  2001 RB 2.15%, 01/01/18(c)(e)                  --       --      7,800      7,800,000
--------------------------------------------------------------------------------------

                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE
NORTH CAROLINA-(CONTINUED)

Winston Salem (City of); Series 2001 C COP
  4.75%, 06/01/11                               AA+      Aa2    $   795   $    827,468
======================================================================================
                                                                            33,498,604
======================================================================================

NORTH DAKOTA-0.21%

Burleigh (County of) Health Care (Medcenter
  One Inc.); Refunding Series 1999 RB 5.25%,
  05/01/09(d)                                   AAA      Aaa      1,695      1,816,243
======================================================================================

OHIO-5.02%

Cleveland (City of); Refunding Waterworks
  Series 2001 J RB
  4.50%, 01/01/03                               AA-      Aa3      1,500      1,537,965
--------------------------------------------------------------------------------------
  5.00%, 01/01/04                               AA-      Aa3      3,000      3,140,490
--------------------------------------------------------------------------------------
  5.00%, 01/01/05                               AA-      Aa3      3,990      4,230,956
--------------------------------------------------------------------------------------
Franklin (County of); Limited Tax Series 1991
  GO 6.30%, 12/01/01(b)(c)                       --       --      1,500      1,540,635
--------------------------------------------------------------------------------------
Greene (County of) Water System; Series 1996
  A RB 5.45%, 12/01/06(d)                       AAA      Aaa        585        644,500
--------------------------------------------------------------------------------------
Hilliard (City of) School District; Refunding
  Unlimited Tax Series 1992 GO 6.15%,
  12/01/01(d)                                   AAA      Aaa        250        251,558
--------------------------------------------------------------------------------------
Lorain (County of) (Catholic Healthcare
  Partners); Refunding and Improvement
  Hospital Series 2001 A RB
  5.00%, 10/01/02                               AA-       A1      3,000      3,075,000
--------------------------------------------------------------------------------------
  5.00%, 10/01/03                               AA-       A1      2,250      2,339,145
--------------------------------------------------------------------------------------
Montgomery (County of) (Catholic Health
  Initiatives); Series 2000 RB 5.25%,
  12/01/03                                      AA-      Aa3      1,745      1,831,360
--------------------------------------------------------------------------------------
Ohio (State of) (Elementary & Secondary
  Education Facilities); Special Obligation
  Series 1997 A RB 5.10%, 12/01/05               AA      Aa2      1,500      1,622,295
--------------------------------------------------------------------------------------
Ohio (State of) (Higher Education); Refunding
  Series 2001 II-A RB 5.50%, 12/01/09(d)        AAA      Aaa      3,500      3,895,780
--------------------------------------------------------------------------------------
Ohio (State of) (Mental Health Capital
  Facilities); Series 2001 II-B RB 4.00%,
  06/01/03                                       AA      Aa2      1,000      1,025,880
--------------------------------------------------------------------------------------
Ohio (State of) (School Facilities Capital
  Improvements); Unlimited Tax Series 2001 B
  GO 5.00%, 09/15/03                            AA+      Aa1      1,800      1,888,614
--------------------------------------------------------------------------------------

                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE
OHIO-(CONTINUED)

Ohio (State of) Building Authority (Adult
  Correctional Facilities); Refunding Series
  2001 A RB
  5.50%, 10/01/07(d)                            AAA      Aaa    $ 2,000   $  2,200,980
--------------------------------------------------------------------------------------
  5.50%, 10/01/08(d)                            AAA      Aaa      1,000      1,106,790
--------------------------------------------------------------------------------------
  5.50%, 10/01/09(d)                            AAA      Aaa      1,000      1,103,930
--------------------------------------------------------------------------------------
Ohio (State of) Building Authority (Art
  Facilities Building Fund); Series 1999 A RB
  5.00%, 10/01/05                                AA      Aa2      3,200      3,435,488
--------------------------------------------------------------------------------------
Ohio (State of) Turnpike Commission;
  Refunding Turnpike Series 2001 B RB
  5.00%, 02/15/08(d)                            AAA      Aaa      4,410      4,719,450
--------------------------------------------------------------------------------------
  5.25%, 02/15/09(d)                            AAA      Aaa      3,000      3,261,000
--------------------------------------------------------------------------------------
Portage (County of) (Robinson Memorial
  Hospital); Hospital Series 1999 RB 5.15%,
  11/15/08(d)                                   AAA      Aaa        465        500,201
======================================================================================
                                                                            43,352,017
======================================================================================

OKLAHOMA-1.19%

Claremore (City of) Public Works Authority;
  Refunding Capital Improvement Series 2000
  RB 6.00%, 06/01/05(d)                          --      Aaa      2,285      2,522,571
--------------------------------------------------------------------------------------
Grady (County of) Industrial Authority
  (Correctional Facilities); Series 1999 RB
  5.38%, 11/01/09                               AAA      Aaa        360        395,172
--------------------------------------------------------------------------------------
Grand River Dam Authority; Refunding Series
  1993 RB 5.50%, 06/01/09(d)                    AAA      Aaa      2,000      2,210,060
--------------------------------------------------------------------------------------
Mustang (City of) Improvement Authority;
  Utility Series 1999 RB 5.25%, 10/01/09(d)      --      Aaa      1,130      1,229,869
--------------------------------------------------------------------------------------
Norman (City of) Regional Hospital Authority;
  Refunding Series 1996 A RB 5.30%,
  09/01/07(d)                                   AAA      Aaa      1,090      1,179,990
--------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance
  Authority (Oklahoma Hospital Association);
  Health Facilities Pooled Series 2000 A RB
  5.25%, 06/01/05(d)                            AAA      Aaa        450        478,890
--------------------------------------------------------------------------------------
  5.25%, 06/01/06(d)                            AAA      Aaa        575        615,348
--------------------------------------------------------------------------------------
  5.25%, 06/01/08(d)                            AAA      Aaa        640        681,338
--------------------------------------------------------------------------------------
Okmulgee (County of) Governmental Building;
  First Mortgage Sales Tax Series 2000 RB
  5.60%, 03/01/10(d)                             --      Aaa        840        927,839
======================================================================================
                                                                            10,241,077
======================================================================================

                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE

OREGON-1.37%

Cow Creek Band (Umpqua Tribe of Indians);
  Series 1998 B RB 4.25%, 07/01/03(d)(f)        AAA      Aaa    $   220   $    226,943
--------------------------------------------------------------------------------------
Grande Ronde (City of) Community Confederated
  Tribes (Governmental Facilities and
  Infrastructure); Unlimited Tax Series 1997
  GO 5.00%, 12/01/07(d)                         AAA       --      1,145      1,232,822
--------------------------------------------------------------------------------------
Portland (City of); Sewer System Series 1994
  A RB
  5.45%, 06/01/03                                A+       A1      1,065      1,116,120
--------------------------------------------------------------------------------------
  5.55%, 06/01/04                                A+       A1        500        533,810
--------------------------------------------------------------------------------------
Portland Community College District
  (University and College Improvements
  Project);
  Unlimited Tax Series 2001 B GO
  5.00%, 06/01/09                                AA      Aa2      4,085      4,391,089
--------------------------------------------------------------------------------------
  Tax Series 2001 B RB
  5.25%, 06/01/11                                AA      Aa2      2,450      2,685,053
--------------------------------------------------------------------------------------
Washington (County of) School District #15
  (Forest Grove); Unlimited Tax Series 2001
  GO 5.00%, 06/15/10                             --      Aaa      1,515      1,617,263
======================================================================================
                                                                            11,803,100
======================================================================================

PENNSYLVANIA-4.30%

Allegheny (County of) (Sanitation Authority
  Sewer Project); Refunding Series 2001 RB
  5.00%, 12/01/09(d)                            AAA      Aaa      4,985      5,354,089
--------------------------------------------------------------------------------------
Berks (County of) Industrial Development
  Authority (Lutheran Services Northeast);
  Refunding VRD Series 1998 A RB 2.25%,
  01/01/28(d)(e)                                 --      Aaa     13,315     13,315,000
--------------------------------------------------------------------------------------
Lehigh (County of) General Purpose Authority
  (Kidspeace Obligation Group); Refunding
  Series 1998 RB 5.70%, 11/01/09(d)               A       --      1,000      1,066,530
--------------------------------------------------------------------------------------
Montgomery (County of) Redevelopment
  Authority (Kingswood Apartments Project);
  Housing VRD Series 2001 A RB 2.20%,
  08/15/31(e)                                  A-1+       --     10,000     10,000,000
--------------------------------------------------------------------------------------
Pennsylvania (State of); First Tax Refunding
  Unlimited Series 2000 GO 5.50%, 01/15/08(d)   AAA      Aaa      1,000      1,097,680
--------------------------------------------------------------------------------------
Philadelphia (City of) School District;
  Refunding Unlimited Tax Series 1999 D GO
  5.50%, 03/01/08(d)                            AAA      Aaa      2,000      2,188,200
--------------------------------------------------------------------------------------

                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE
PENNSYLVANIA-(CONTINUED)

State Public School Building Authority
  (Chester Upland School District Project);
  Refunding Series 2001 RB
  4.80%, 11/15/09(d)                            AAA      Aaa    $   745   $    783,822
--------------------------------------------------------------------------------------
  4.80%, 11/15/10(d)                            AAA      Aaa        785        823,975
--------------------------------------------------------------------------------------
Susquenita (City of) School District;
  Unlimited Tax Series 1997 GO 5.25%,
  09/01/09(d)                                    --      Aaa        500        503,430
--------------------------------------------------------------------------------------
Trinity Area School District; Unlimited Tax
  Series 1991 GO 6.63%, 11/01/01(b)(c)          AAA      Aaa      2,000      2,006,920
======================================================================================
                                                                            37,139,646
======================================================================================

PUERTO RICO-0.06%

Children's Trust Fund; Tobacco Settlement
  Asset Backed Bond Series 2000 RB 5.00%,
  07/01/08(c)                                    A+      Aa3        500        528,060
======================================================================================

RHODE ISLAND-0.23%

Rhode Island (State of); Refunding Unlimited
  Tax Series 1992 A GO 6.10%, 06/15/03(d)       AAA      Aaa      1,000      1,044,940
--------------------------------------------------------------------------------------
Woonsocket (City of); Unlimited Tax Series
  2000 GO 5.25%, 10/01/10(d)                     --      Aaa        840        910,736
======================================================================================
                                                                             1,955,676
======================================================================================

SOUTH CAROLINA-1.35%

Berkeley (County of) School District
  (Berkeley School Facilities Group Inc.);
  Series 1995 COP 5.05%, 02/01/07(d)            AAA      Aaa      1,835      1,950,311
--------------------------------------------------------------------------------------
Piedmont (City of) Municipal Power Agency;
  Refunding Series 1996 B RB 5.25%,
  01/01/08(d)                                   AAA      Aaa      4,000      4,291,880
--------------------------------------------------------------------------------------
South Carolina (State of) (Capital
  Improvements Project); Unlimited Tax Series
  2001 B GO 5.50%, 04/01/11                     AAA      Aaa      1,000      1,113,350
--------------------------------------------------------------------------------------
South Carolina (State of) Public Service
  Authority; Series 1999 A RB 5.50%,
  01/01/10(d)                                   AAA      Aaa      1,000      1,094,110
--------------------------------------------------------------------------------------
South Carolina (State of) Transportation
  Infrastructure;
  Series 1998 A RB
  5.00%, 10/01/04(d)                            AAA      Aaa      1,795      1,905,016
--------------------------------------------------------------------------------------
  Series 1999 A RB
  5.50%, 10/01/09(d)                            AAA      Aaa      1,180      1,298,389
======================================================================================
                                                                            11,653,056
======================================================================================

                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE

SOUTH DAKOTA-0.69%

Rapid City (City of); Sales Tax Series 1995 A
  RB 5.60%, 06/01/05(d)                         AAA      Aaa    $   255   $    276,800
--------------------------------------------------------------------------------------
South Dakota (State of) Health and
  Educational Facilities Authority (McKennan
  Hospital); Refunding Series 1996 RB 5.40%,
  07/01/06(d)                                   AAA      Aaa      1,680      1,816,802
--------------------------------------------------------------------------------------
South Dakota (State of) Health and
  Educational Facilities Authority (Rapid
  City Regional Hospital);
  Refunding Series 1998 RB
  5.00%, 09/01/11(d)                            AAA      Aaa      1,725      1,797,519
--------------------------------------------------------------------------------------
  Series 2001 RB
  5.00%, 09/01/09(d)                            AAA      Aaa      1,290      1,364,149
--------------------------------------------------------------------------------------
South Dakota (State of); Lease Trust
  Certificate Series 1993 A RB 8.20%,
  09/01/02(d)                                   AAA      Aaa        645        679,637
======================================================================================
                                                                             5,934,907
======================================================================================

TENNESSEE-4.48%

Clarksville (City of) Public Building
  Authority; Pooled Funding VRD Series 1997
  RB (LOC-Bank of America N.A.) 2.30%,
  11/01/27(e)                                    --    VMIG1     12,800     12,800,000
--------------------------------------------------------------------------------------
Johnson (City of) Health and Educational
  Facilities Board (Mountain States Health);
  First Mortgage Hospital Refunding Series
  2000 A RB 5.50%, 07/01/05(d)                  AAA      Aaa      1,975      2,134,718
--------------------------------------------------------------------------------------
Knox (County of); Refunding Unlimited Tax
  Series 2001 GO 5.50%, 04/01/11                 AA      Aa2      2,500      2,770,900
--------------------------------------------------------------------------------------
Lawrenceburg (City of) Public Building
  Authority (Water and Sewer Public Works
  Project); Unlimited Tax Series 2001 B GO
  5.00%, 07/01/10(d)                            AAA      Aaa      1,010      1,074,640
--------------------------------------------------------------------------------------
Memphis (City of) Sanitary Sewer System;
  Series 2000 RB 5.35%, 05/01/09                AA+      Aa2        525        572,849
--------------------------------------------------------------------------------------
Nashville and Davidson (County of) Health and
  Educational Facilities Board (Welch Bend
  Apartments); Multifamily Housing Series
  1996 A RB 5.50%, 01/01/07(b)(c)               AAA       --      1,000      1,060,550
--------------------------------------------------------------------------------------
Nashville and Davidson (County of)
  Metropolitan Government Health and
  Educational Facilities Board (Meharry
  Medical College); Series 1979 RB 7.88%,
  12/01/04(b)                                    --      Aaa        590        650,204
--------------------------------------------------------------------------------------

                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE
TENNESSEE-(CONTINUED)

Rutherford (City of) (Public Improvements
  Project); Refunding Unlimited Tax Series
  2001 GO 5.00%, 04/01/11                        AA      Aa2    $ 3,485   $  3,726,789
--------------------------------------------------------------------------------------
Sevier (County of) Public Building Authority
  (Public Improvements Project); VRD Series
  1995 A RB 2.30%, 06/01/15(d)(e)                --     VMG1      6,195      6,195,000
--------------------------------------------------------------------------------------
Shelby (County of); Refunding Unlimited Tax
  Series 1997 B GO 5.00%, 08/01/05              AA+      Aa3      1,345      1,441,531
--------------------------------------------------------------------------------------
Tennergy Corporation; Gas Series 1999 RB
  4.13%, 06/01/09(d)                            AAA      Aaa      1,000        984,780
--------------------------------------------------------------------------------------
Tennessee (State of) (Public Improvements
  Project); Refunding Unlimited 1998 B GO
  5.00%, 05/01/08(c)                             AA      Aa2      1,000      1,051,990
--------------------------------------------------------------------------------------
Tennessee (State of) Housing Development
  Agency; Mortgage Financing Refunding Series
  1993 A RB 5.65%, 01/01/07                      AA       A1      1,325      1,377,669
--------------------------------------------------------------------------------------
Tennessee (State of); Unlimited Tax Series
  1994 A GO 5.60%, 03/01/04(b)(c)                AA      Aa2      1,150      1,242,357
--------------------------------------------------------------------------------------
Warren (County of); Refunding Unlimited Tax
  Series 2001 GO 4.25%, 06/01/07(d)              --      Aaa      1,565      1,615,800
======================================================================================
                                                                            38,699,777
======================================================================================

TEXAS-14.76%

Amarillo (City of) Health Facilities Corp.
  (Baptist St. Anthony's Hospital); Series
  1998 RB 5.50%, 01/01/10(d)                     --      Aaa      1,275      1,382,942
--------------------------------------------------------------------------------------
Arlington (City of) (Permanent Improvement
  Project); Refunding Limited Tax Series 2001
  A GO 5.00%, 08/15/09(d)                       AAA      Aaa      1,000      1,067,570
--------------------------------------------------------------------------------------
Arlington (City of) Independent School
  District; Unlimited Tax Series 2000 GO
  5.25%, 02/15/08                                --      Aaa      1,000      1,078,920
--------------------------------------------------------------------------------------
Austin (City of) (Public Improvements
  Project); Limited Tax Series 2001 GO 5.25%,
  09/01/09                                      AA+      Aa2      3,570      3,867,417
--------------------------------------------------------------------------------------
Brownsville (City of) (Public Improvements
  Project); Limited Tax Certificates Series
  2001 GO 5.25%, 02/15/10(d)                    AAA      Aaa      1,055      1,140,149
--------------------------------------------------------------------------------------

                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE
TEXAS-(CONTINUED)

Canadian River Municipal Water Authority
  (Conjunctive Use Groundwater); Refunding
  Texas Contract Series 1999 RB 5.00%,
  02/15/10(d)                                   AAA      Aaa    $ 2,655   $  2,798,582
--------------------------------------------------------------------------------------
Dallas (City of) Waterworks and Sewer System;
  Refunding Series 2000 RB
  5.50%, 10/01/09                               AA+      Aa2      1,500      1,659,135
--------------------------------------------------------------------------------------
Dallas Independent School District (School
  Improvements Project); Limited Tax Series
  2001 GO 4.00%, 08/15/04                        AA      Aa3      3,090      3,183,627
--------------------------------------------------------------------------------------
Eanes Independent School District (School
  Improvements Project); Unlimited Tax Series
  2001 GO 5.00%, 08/01/10                       AAA      Aaa      1,000      1,066,040
--------------------------------------------------------------------------------------
Fort Worth Independent School District
  (School Improvements Project); Unlimited
  Tax Series 2001 A GO 5.00%, 02/15/09          AAA      Aaa      1,205      1,281,963
--------------------------------------------------------------------------------------
Forth Worth (City of); Refunding and
  Improvements Limited Tax Series 2001 GO
  5.00%, 03/01/11                               AA+      Aa1        500        530,015
--------------------------------------------------------------------------------------
Garland (City of) (Public Improvements
  Project); Limited Tax Certificates Series
  2001 GO 5.25%, 02/15/11(d)                    AAA      Aaa      1,260      1,360,498
--------------------------------------------------------------------------------------
Gatesville Independent School District;
  School and Building Tax Refunding Unlimited
  Series 1995 GO 5.80%, 02/01/03                 --      Aaa        485        505,365
--------------------------------------------------------------------------------------
Harris (County of) (Port of Houston
  Authority); Series 1977 RB
  5.75%, 05/01/02                                 A       A2        290        290,777
--------------------------------------------------------------------------------------
  5.75%, 05/01/02(d)                            AAA      Aaa        320        320,880
--------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Christus Health); Series
  1999 A RB 5.38%, 07/01/08(d)                  AAA      Aaa      1,000      1,056,890
--------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Memorial Hermann
  Hospital System Project); Hospital
  Refunding Series 1998 RB 5.50%, 06/01/09(d)   AAA      Aaa      5,500      5,994,010
--------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (St. Luke's Episcopal
  Hospital); VRD Refunding Series 2001 B RB
  2.70%, 02/15/31(c)(e)                        A-1+       --      3,600      3,600,000
--------------------------------------------------------------------------------------

                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE
TEXAS-(CONTINUED)

Harris (County of) Health Facilities
  Development Corp. (Texas Children's
  Hospital Project); Series 1999 A RB 5.00%,
  10/01/09                                       AA      Aa2    $ 1,920   $  2,007,456
--------------------------------------------------------------------------------------
Harris (County of) Houston Sports Authority
  (Recreational Facilities Improvements);
  Refunding Sr. Lien Series 2001 A RB 5.50%,
  11/15/09(c)(d)                                AAA      Aaa      1,670      1,837,217
--------------------------------------------------------------------------------------
Harris (County of); Refunding Unlimited Tax
  Series 2001 GO 5.00%, 10/01/11                AA+      Aa1      2,500      2,657,675
--------------------------------------------------------------------------------------
Hays (County of); Refunding Unlimited Tax
  Series 2001 GO 4.00%, 08/15/02(d)             AAA      Aaa        815        827,225
--------------------------------------------------------------------------------------
Houston (City of) (Convention and
  Entertainment Facilities Improvement
  Project): Hotel and Occupancy Refunding Tax
  Series 2001 A RB
  5.50%, 09/01/10(d)                            AAA      Aaa      3,000      3,294,330
--------------------------------------------------------------------------------------
  5.50%, 09/01/11(d)                            AAA      Aaa      4,000      4,397,440
--------------------------------------------------------------------------------------
  Series 2001 B RB
  5.25%, 09/01/10(d)                            AAA      Aaa      2,865      3,093,226
--------------------------------------------------------------------------------------
  5.25%, 09/01/11(d)                            AAA      Aaa      2,360      2,549,178
--------------------------------------------------------------------------------------
  5.50%, 09/01/11(d)                            AAA      Aaa      2,460      2,704,426
--------------------------------------------------------------------------------------
Houston (City of) (Public Improvement);
  Refunding Limited Tax Series 2001 GO 5.50%,
  03/01/09(d)                                   AAA      Aaa      1,000      1,096,020
--------------------------------------------------------------------------------------
Houston (City of) Independent School District
  (Public Property Financing Project);
  Contractual Limited Tax Series 2000 GO
  5.00%, 07/15/06                                AA      Aa3      2,000      2,137,340
--------------------------------------------------------------------------------------
Houston (City of) Water and Sewer System;
  Refunding Jr. Lien Series 2001 A RB
  4.50%, 12/01/09(d)                            AAA      Aaa        750        774,270
--------------------------------------------------------------------------------------
  4.50%, 12/01/10(d)                            AAA      Aaa        750        769,800
--------------------------------------------------------------------------------------
Houston (City of); Limited Tax Series 1992 C
  GO 6.25%, 03/01/02(b)(c)                      AA-      Aa3      1,985      2,018,229
--------------------------------------------------------------------------------------
Katy (City of) Independent School District;
  Unlimited Tax Series 1999 A GO 5.20%,
  02/15/10                                      AAA      Aaa      1,285      1,374,025
--------------------------------------------------------------------------------------
Kerrville (City of); Refunding Electric
  Series 1991 RB 6.38%, 11/01/01(d)             AAA      Aaa        185        185,601
--------------------------------------------------------------------------------------
La Joya Independent School District;
  Unlimited Tax Series 1998 GO 5.38%,
  02/15/10                                      AAA      Aaa      1,535      1,643,617
--------------------------------------------------------------------------------------

                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE
TEXAS-(CONTINUED)

La Marque Independent School District;
  Unlimited Tax Series 1992 GO 7.50%,
  08/15/02                                      AAA      Aaa    $   750   $    784,178
--------------------------------------------------------------------------------------
Lower Colorado River Authority; Refunding
  Series 1999 B RB 6.00%, 05/15/10(d)           AAA      Aaa      1,470      1,663,922
--------------------------------------------------------------------------------------
Lubbock (City of) Health Facility Development
  Corp. (Methodist Hospital); Series 1993 B
  RB 5.40%, 12/01/05(b)                         AAA      Aaa        500        546,595
--------------------------------------------------------------------------------------
Lubbock (City of); Limited Tax Certificates
  Series 1999 GO 5.00%, 02/15/09(c)             AA+      Aa2        680        719,426
--------------------------------------------------------------------------------------
McKinney (City of); Limited Tax Series 2000
  GO
  5.25%, 08/15/07(d)                            AAA      Aaa        430        467,204
--------------------------------------------------------------------------------------
  5.25%, 08/15/08(d)                            AAA      Aaa        450        486,828
--------------------------------------------------------------------------------------
  5.25%, 08/15/09(d)                            AAA      Aaa        475        514,045
--------------------------------------------------------------------------------------
  5.25%, 08/15/10(d)                            AAA      Aaa        500        538,305
--------------------------------------------------------------------------------------
McKinney (City of); Texas Waterworks and
  Sewer Series 2000 RB
  5.25%, 03/15/08(d)                            AAA      Aaa        650        698,835
--------------------------------------------------------------------------------------
  5.25%, 03/15/09(d)                            AAA      Aaa        685        737,848
--------------------------------------------------------------------------------------
  5.25%, 03/15/10(d)                            AAA      Aaa        725        776,598
--------------------------------------------------------------------------------------
North Texas Municipal Water District (Water
  Utility Improvements); Water System Series
  2001 RB 5.00%, 09/01/11(d)                    AAA      Aaa      1,040      1,105,978
--------------------------------------------------------------------------------------
Plano (City of) Independent School District;
  Refunding Unlimited Tax Series 2001 GO
  5.00%, 02/15/11                               AAA      Aaa      2,500      2,651,450
--------------------------------------------------------------------------------------
Plano (City of) Independent School District;
  Unlimited Tax Series 1994 GO 5.80%,
  02/15/04(b)(c)                                AAA      Aaa      2,025      2,165,981
--------------------------------------------------------------------------------------
Plano (City of); Unlimited Tax Series 2000 GO
  5.13%, 09/01/07                               AAA      Aaa        535        577,779
--------------------------------------------------------------------------------------
  5.25%, 09/01/06                               AAA      Aaa        600        650,928
--------------------------------------------------------------------------------------
Richardson (City of) (Public and Utility
  Improvements Project); Limited Certificates
  of Obligation Tax Series 2001 GO
  5.00%, 02/15/10                               AA+      Aa1      1,060      1,125,402
--------------------------------------------------------------------------------------
  5.00%, 02/15/11                               AA+      Aa1      1,120      1,186,965
--------------------------------------------------------------------------------------
Rockwall (City of) Independent School
  District; Building and Refunding Unlimited
  Tax Series 2001 GO 5.00%, 02/15/10            AAA      Aaa      1,890      2,009,354
--------------------------------------------------------------------------------------

                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE
TEXAS-(CONTINUED)

San Antonio (City of) Electric and Gas;
  Refunding Series 1998 A RB 5.25%, 02/01/10     AA      Aa1    $10,290   $ 11,101,469
--------------------------------------------------------------------------------------
San Antonio (City of); Refunding Unlimited
  Tax Series 1998 A GO 5.00%, 02/01/11          AA+      Aa2      1,500      1,574,925
--------------------------------------------------------------------------------------
Southlake (City of) (Waterworks and
  Sewer-Certificates Obligation); Limited Tax
  Series 2000 A GO
  5.40%, 02/15/09(d)                            AAA      Aaa        250        272,295
--------------------------------------------------------------------------------------
  5.45%, 02/15/10(d)                            AAA      Aaa        235        254,984
--------------------------------------------------------------------------------------
Southlake (City of); Limited Tax Increment
  Certificates of Obligation Series 2000 E GO
  5.00%, 02/15/11(d)                            AAA      Aaa        635        664,413
--------------------------------------------------------------------------------------
Spring Branch Independent School District
  (School Improvements); Refunding Limited
  Tax Series 2001 GO 5.00%, 02/01/10            AAA      Aaa      4,560      4,846,824
--------------------------------------------------------------------------------------
Tarrant (County of) College District;
  Refunding Limited Tax Series 2001 GO 5.00%,
  02/15/11                                      AAA      Aa1        630        667,668
--------------------------------------------------------------------------------------
Tarrant (County of) Housing Finance Corp.
  (Arbors on the Park II); Multifamily
  Housing Series 1990 RB 5.05%, 12/01/07        AAA       --      1,390      1,433,354
--------------------------------------------------------------------------------------
Tarrant (County of) Jr. College District;
  Limited Tax Series 1994 GO 5.05%, 02/15/10    AAA      Aa1      1,425      1,488,156
--------------------------------------------------------------------------------------
Texas (State of) Turnpike Authority (Addison
  Airport Toll Tunnel Project); Dallas North
  Tollway Series 1994 RB 6.30%, 01/01/05(d)     AAA      Aaa        500        544,475
--------------------------------------------------------------------------------------
Texas A&M University Financing Revenue System
  (University and College Improvements);
  Refunding Series 2001 B RB 5.38%, 05/15/09    AA+      Aa1      1,260      1,377,923
--------------------------------------------------------------------------------------
Texas Municipal Power Agency; Refunding
  Series 1992 RB
  5.00%, 09/01/04(c)(d)                         AAA      Aaa      1,675      1,709,003
--------------------------------------------------------------------------------------
  5.75%, 09/01/02(b)(c)                         AAA      Aaa      1,000      1,032,470
--------------------------------------------------------------------------------------
Texas Tech University (Funding
  System); Refunding Improvement Series 1999
  6 RB 5.25%, 02/15/11(d)                       AAA      Aaa      5,000      5,326,150
--------------------------------------------------------------------------------------
Town Center Improvement District (Public
  Improvements Project); Sales and Hotel
  Occupancy Tax Series 2001 RB 5.00%,
  03/01/06(d)                                   AAA      Aaa      1,000      1,067,110
--------------------------------------------------------------------------------------

                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE
TEXAS-(CONTINUED)

University of Texas Revenue Financing System
  (University and College Improvements
  Project);
  Refunding Series 2001 B RB
  5.00%, 08/15/04                               AAA      Aaa    $ 2,730   $  2,891,916
--------------------------------------------------------------------------------------
  5.25%, 08/15/09                               AAA      Aaa      3,395      3,674,069
--------------------------------------------------------------------------------------
  Series 2001 C RB
  4.00%, 08/15/04                               AAA      Aaa      1,290      1,331,241
--------------------------------------------------------------------------------------
  5.00%, 08/15/09                               AAA      Aaa      1,160      1,242,430
======================================================================================
                                                                           127,460,351
======================================================================================

UTAH-1.19%

Salt Lake (County of) (IHC Health Services
  Inc.); Hospital Series 2001 RB
  5.50%, 05/15/08(d)                            AAA      Aaa      2,000      2,177,660
--------------------------------------------------------------------------------------
  5.50%, 05/15/09(d)                            AAA      Aaa      1,000      1,088,020
--------------------------------------------------------------------------------------
Salt Lake City; Unlimited Tax Series 1999 GO
  5.25%, 06/15/09                                --      Aaa        900        979,470
--------------------------------------------------------------------------------------
Spanish Fork (City of); Electric Series 2000
  RB
  5.00%, 08/15/08(d)                             --      Aaa        600        640,512
--------------------------------------------------------------------------------------
  5.00%, 08/15/09(d)                             --      Aaa        630        674,768
--------------------------------------------------------------------------------------
  5.00%, 08/15/10(d)                             --      Aaa        660        707,810
--------------------------------------------------------------------------------------
Tooele (County of) School District; Unlimited
  Tax Series 2001 GO 4.50%, 06/01/11            AAA      Aaa      1,075      1,103,778
--------------------------------------------------------------------------------------
Utah (State of) (Board of Water Resource
  Program); Revolving Fund Recapitalization
  Series 1992 B RB 6.10%, 04/01/02               AA       --        500        509,710
--------------------------------------------------------------------------------------
Utah (State of) Associated Municipal Power
  System (Hunter Project); Refunding Series
  1994 RB 5.00%, 07/01/10(d)                    AAA      Aaa      1,000      1,040,130
--------------------------------------------------------------------------------------
Utah (State of) Housing Finance Agency;
  Single Family Mortgage Series 1999-E II RB
  5.05%, 07/01/07                               AAA      Aaa        250        262,945
--------------------------------------------------------------------------------------
West Valley (City of) (Public Improvements
  Project); Sales Tax Series 2001 A RB 5.00%,
  07/15/10(d)                                   AAA      Aaa      1,000      1,065,760
======================================================================================
                                                                            10,250,563
======================================================================================

VIRGINIA-0.59%

Fairfax (County of) (Public Improvement);
  Unlimited Tax Series 1997 A GO 5.00%,
  06/01/07                                      AAA      Aaa      1,000      1,071,200
--------------------------------------------------------------------------------------

                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE
VIRGINIA-(CONTINUED)

Norfolk (City of) Redevelopment and Housing
  Authority (Tidewater Community College
  Campus); Educational Facilities Series 1995
  RB
  5.30%, 11/01/04                                AA      Aa1    $   535   $    574,494
--------------------------------------------------------------------------------------
  5.40%, 11/01/05                               AA+      Aa1        500        545,525
--------------------------------------------------------------------------------------
Portsmouth (City of); Refunding Unlimited Tax
  Port Improvement Series 1992 GO 6.40%,
  11/01/03                                      AA-       A1        300        306,900
--------------------------------------------------------------------------------------
Portsmouth (City of); Refunding Unlimited Tax
  Public Utility Series 1992 GO 5.90%,
  11/01/01                                      AA-       A1        450        451,265
--------------------------------------------------------------------------------------
Virginia (State of) Peninsula Ports Authority
  (Riverside Health System Project);
  Refunding Health System Series 1998 RB
  5.00%, 07/01/06                                AA      Aa2      1,000      1,054,700
--------------------------------------------------------------------------------------
Virginia (State of) Public School Authority;
  School Funding Refunding Series 1997 I RB
  5.25%, 08/01/07                               AA+      Aa1      1,000      1,092,040
======================================================================================
                                                                             5,096,124
======================================================================================

WASHINGTON-10.49%

Clallam (County of) Public Utility District
  #1; Electric Revenue Refunding Series 2001
  RB
  4.50%, 01/01/03(d)                            AAA       --        630        644,540
--------------------------------------------------------------------------------------
  4.50%, 01/01/04(d)                            AAA       --        660        681,886
--------------------------------------------------------------------------------------
  4.50%, 01/01/05(d)                            AAA       --        685        711,777
--------------------------------------------------------------------------------------
  4.75%, 01/01/09(d)                            AAA       --        500        521,120
--------------------------------------------------------------------------------------
  5.00%, 01/01/11(d)                            AAA       --        500        527,605
--------------------------------------------------------------------------------------
  5.00%, 01/01/11(c)(d)                         AAA       --        950        992,114
--------------------------------------------------------------------------------------
Energy Northwest (Project #3); Refunding
  Electric Series 2001 A RB
  5.50%, 07/01/10(d)                            AAA      Aaa      2,000      2,193,100
--------------------------------------------------------------------------------------
  5.50%, 07/01/11(d)                            AAA      Aaa      7,500      8,234,850
--------------------------------------------------------------------------------------
King (County of) School District #415 (Kent);
  Refunding Unlimited Tax Series 2001 B GO
  5.00%, 06/01/09(d)                            AAA      Aaa      1,695      1,805,802
--------------------------------------------------------------------------------------
  5.00%, 06/01/10(d)                            AAA      Aaa      1,785      1,899,686
--------------------------------------------------------------------------------------
  5.00%, 06/01/11(d)                            AAA      Aaa      1,870      1,989,231
--------------------------------------------------------------------------------------
King (County of); Refunding Unlimited Tax
  Series 2000 GO 5.25%, 12/01/10                AA+      Aaa      4,000      4,360,920
--------------------------------------------------------------------------------------
King (County of); Sewer Limited Tax Series
  1994 A RB 5.80%, 01/01/04(b)(c)               AA+       --      1,000      1,084,940
--------------------------------------------------------------------------------------

                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE
WASHINGTON-(CONTINUED)

Lewis (County of) Public Utility District #1
  (Cowlitz Falls Hydroelectronics Project);
  Refunding Series 1993 RB 5.38%, 10/01/08      AA-      Aa1    $ 1,000   $  1,050,110
--------------------------------------------------------------------------------------
Mason (County of) School District #309
  (Shelton); Unlimited Tax Series 2001 GO
  5.00%, 12/01/09(d)                             --      Aaa        675        720,603
--------------------------------------------------------------------------------------
Seattle (City of) (Public Improvements
  Project); Limited Tax Series 2001 GO 5.00%,
  08/01/09                                      AAA      Aa1      3,160      3,383,570
--------------------------------------------------------------------------------------
Seattle (City of) Municipal Light and Power
  (Electric Light and Power Improvements
  Project); Refunding and Improvement Series
  2001 RB 5.25%, 03/01/11(d)                    AAA      Aaa      3,000      3,220,950
--------------------------------------------------------------------------------------
Seattle (City of) Municipal Light and Power
  (Electric Light and Power Improvements
  Project); Series 2001 RAN 4.50%, 03/28/03      --    VMIG1      5,000      5,131,700
--------------------------------------------------------------------------------------
Seattle (City of); Refunding Limited Tax
  Series GO 6.40%, 10/01/01(b)                  AAA      Aa1        250        250,000
--------------------------------------------------------------------------------------
Seattle (Port of); Series 1992 A RB 6.00%,
  11/01/01                                      AA-      Aa2        500        501,485
--------------------------------------------------------------------------------------
Snohomish (County of) (Facilities
  Improvements Project); Limited Tax Series
  2001 GO 5.25%, 12/01/11                        AA      Aa2      2,685      2,923,025
--------------------------------------------------------------------------------------
Snohomish (County of) School District #1
  (Generation System); Refunding Series 1993
  RB 5.70%, 01/01/06(d)                         AAA      Aaa      4,000      4,215,480
--------------------------------------------------------------------------------------
Snohomish (County of) School District #2
  (Everett Project); Refunding Unlimited
  Series 2001 GO 4.50%, 06/01/04                AA+      Aa1        750        781,665
--------------------------------------------------------------------------------------
Snohomish (County of) School District #16
  (Arlington); Unlimited Tax Series 2000 GO
  5.40%, 12/01/08(d)                             --      Aaa        915      1,001,779
--------------------------------------------------------------------------------------
Spokane (City of) Regulatory Solid Waste
  Management System; Refunding Series 2001 RB
  5.00%, 12/01/03(d)                            AAA      Aaa      1,000      1,049,440
--------------------------------------------------------------------------------------
  5.00%, 12/01/04(d)                            AAA      Aaa      1,095      1,160,196
--------------------------------------------------------------------------------------
  5.00%, 12/01/05(d)                            AAA      Aaa      1,515      1,619,777
--------------------------------------------------------------------------------------
  5.00%, 12/01/06(d)                            AAA      Aaa      1,140      1,223,391
--------------------------------------------------------------------------------------
Spokane (City of); Unlimited Tax Series 1999
  B GO 5.40%, 01/01/10(d)                       AAA      Aaa      2,075      2,220,976
--------------------------------------------------------------------------------------

                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE
WASHINGTON-(CONTINUED)

Washington (State of) (Department of
  Ecology); Refunding Series 2001 COP
  4.75%, 04/01/09(d)                            AAA      Aaa    $ 2,000   $  2,094,980
--------------------------------------------------------------------------------------
  4.75%, 04/01/10(c)(d)                         AAA      Aaa      5,310      5,513,001
--------------------------------------------------------------------------------------
Washington (State of) Public Power Supply
  System (Nuclear Project #1);
  Refunding Series 1993 A RB
  5.70%, 07/01/06                               AA-      Aa1      1,600      1,754,016
--------------------------------------------------------------------------------------
  Series 1993 B RB
  5.15%, 07/01/02                                --      Aa1        610        622,554
--------------------------------------------------------------------------------------
  Series 1996 C RB
  6.00%, 07/01/09(d)                            AAA      Aaa      5,000      5,631,600
--------------------------------------------------------------------------------------
Washington (State of) Public Power Supply
  System (Nuclear Project #2); Refunding
  Series 1997 B RB
  5.50%, 07/01/06                                --      Aa1      1,100      1,196,349
--------------------------------------------------------------------------------------
  6.00%, 07/01/07(d)                            AAA      Aaa      1,000      1,115,790
--------------------------------------------------------------------------------------
Washington (State of) Public Power Supply
  System (Nuclear Project #3); Refunding
  Series 1998 A RB 5.00%, 07/01/02              AA-      Aa1      1,000      1,019,480
--------------------------------------------------------------------------------------
Washington (State of); Refunding Unlimited
  Series 2001 R-A GO
  5.25%, 09/01/05                               AA+      Aa1      5,000      5,404,450
--------------------------------------------------------------------------------------
  5.50%, 09/01/07                               AA+      Aa1      5,000      5,496,000
--------------------------------------------------------------------------------------
  5.00%, 09/01/10                               AA+      Aa1      1,745      1,866,557
--------------------------------------------------------------------------------------
Washington (State of); Refunding Unlimited
  Tax Series 1999 R-2000A GO 5.50%, 01/01/08    AA+      Aa1      1,135      1,239,318
--------------------------------------------------------------------------------------
Washington (State of); Unlimited Tax Series
  1993 B GO 5.50%, 05/01/09                     AA+      Aa1      1,430      1,570,941
======================================================================================
                                                                            90,626,754
======================================================================================

WISCONSIN-3.52%

Evansville Community School District (School
  Improvements Project); Tax Series 2000 BAN
  4.88%, 10/09/01(c)                             --       --      2,825      2,896,105
--------------------------------------------------------------------------------------
Fond du Lac School District; Refunding
  Unlimited Tax Series 2000 GO 5.25%,
  04/01/11(d)                                    --      Aaa      1,000      1,072,150
--------------------------------------------------------------------------------------
Kettle Moraine School District (School
  Improvements Project); Series 2001 A BAN
  5.00%, 10/24/02                                --     MIG1      2,735      2,811,990
--------------------------------------------------------------------------------------
Milwaukee (City of) Area Technical College
  District; Unlimited Tax Series 2000 A GO
  4.88%, 12/01/01                                --      Aa2      1,855      1,862,865
--------------------------------------------------------------------------------------

                                                 RATINGS(a)       PAR        MARKET
                                               S&P    MOODY'S    (000)       VALUE
WISCONSIN-(CONTINUED)

Milwaukee (City of); Refunding Unlimited Tax
  Series 1996 GO 6.00%, 02/01/09                 --      Aa2    $ 2,000   $  2,258,540
--------------------------------------------------------------------------------------
Mount Pleasant (City of); Refunding Unlimited
  Tax Series 2000 GO
  4.90%, 10/01/04                                --      Aa3        805        852,519
--------------------------------------------------------------------------------------
  5.00%, 10/01/02                                --      Aa3        680        698,829
--------------------------------------------------------------------------------------
  5.00%, 10/01/03                                --      Aa3        765        802,133
--------------------------------------------------------------------------------------
Southeast Professional Baseball Park
  District; Refunding Sales Tax Series 2001 A
  RB 5.50%, 12/15/10(d)                         AAA      Aaa      1,500      1,659,495
--------------------------------------------------------------------------------------
Two Rivers (City of) Public School District;
  Refunding Unlimited Tax Series 2000 GO
  5.50%, 03/01/08(d)                             --      Aaa        680        745,606
--------------------------------------------------------------------------------------
Wausau (City of) School District; Unlimited
  Tax Series 1992 GO 6.30%, 04/01/02(b)(c)       --       --      1,000      1,020,740
--------------------------------------------------------------------------------------
West Bend (City of); Refunding Unlimited Tax
  Series 2001 GO 4.00%, 02/01/05(d)              --      Aaa      1,415      1,454,026
--------------------------------------------------------------------------------------
Wisconsin (State of) (Water Utility and
  Highway Improvement Project); Unlimited Tax
  Series 1999 C GO 5.75%, 05/01/10               AA      Aa3      2,500      2,801,450
--------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Charity Obligation
  Group); Hospital Series 1997 D RB 4.90%,
  11/01/05(b)                                    --       --      2,060      2,171,858
--------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Marshfield Clinic);
  Series 1997 RB 5.20%, 02/15/07(d)             AAA      Aaa      2,210      2,363,264
--------------------------------------------------------------------------------------
Wisconsin (State of); Refunding
  Unlimited Series 1 1998 GO
  5.50%, 11/01/10                                AA      Aa3      2,500      2,768,975
--------------------------------------------------------------------------------------
  Series 2 1993 GO
  5.13%, 11/01/11                                AA      Aa3      2,000      2,155,780
======================================================================================
                                                                            30,396,325
======================================================================================
TOTAL INVESTMENTS-103.13% (Cost $861,629,846)                              890,549,935
======================================================================================
OTHER ASSETS LESS LIABILITIES-(3.13%)                                      (27,050,300)
======================================================================================
NET ASSETS-100.00%                                                        $863,499,635
______________________________________________________________________________________
======================================================================================

Investment Abbreviations:

BAN   - Bond Anticipation Notes
COP   - Certificates of Participation
GO    - General Obligation Bonds
IDR   - Industrial Development Revenue Bonds
Jr.   - Junior
LOC   - Letter of Credit
RAN   - Revenue Anticipation Notes
RB    - Revenue Bonds
Sr.   - Senior
Sub.  - Subordinated
VRD   - Variable Rate Demand

Notes to Schedule of Investments:

(a) Ratings assigned by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding of this security.
(b)  Secured by an escrow fund of U.S. Treasury obligations.
(c) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(d) Secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance, or MBIA Insurance Co.
(e) Demand securities; payable upon demand by the Fund at specified time intervals no greater than 13 months. Interest rates are redetermined periodically. Rates shown are rates in effect on 09/30/01.
(f) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2001
(Unaudited)

ASSETS:

Investments, at market value (cost
  $861,629,846)                                 $890,549,935
------------------------------------------------------------
Receivables for:
  Investments sold                                 5,204,366
------------------------------------------------------------
  Fund shares sold                                18,230,640
------------------------------------------------------------
  Interest                                        10,356,993
------------------------------------------------------------
Investment for deferred compensation plan             42,885
------------------------------------------------------------
Other assets                                          40,617
============================================================
    Total assets                                 924,425,436
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           42,281,637
------------------------------------------------------------
  Fund shares reacquired                          17,585,783
------------------------------------------------------------
  Dividends                                          896,665
------------------------------------------------------------
  Deferred compensation plan                          42,885
------------------------------------------------------------
Accrued operating expenses                           118,831
============================================================
    Total liabilities                             60,925,801
============================================================
Net assets applicable to shares outstanding     $863,499,635
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Outstanding                                       76,500,204
============================================================
  Net asset value and redemption price per
    share                                       $      11.29
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $11.29 divided by
      99.00%)                                   $      11.40
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the six months ended September 30, 2001
(Unaudited)

INVESTMENT INCOME:

Interest                                         $15,447,368
============================================================

EXPENSES:

Advisory fees                                        996,710
------------------------------------------------------------
Administrative services fees                          57,906
------------------------------------------------------------
Custodian fees                                        19,282
------------------------------------------------------------
Transfer agent fees                                   76,708
------------------------------------------------------------
Trustees' fees                                         4,716
------------------------------------------------------------
Registration and filing fees                          90,781
------------------------------------------------------------
Other                                                197,089
============================================================
    Total expenses                                 1,443,192
============================================================
Less: Expenses paid indirectly                        (3,577)
============================================================
  Net expenses                                     1,439,615
============================================================
Net investment income                             14,007,753
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                        (133,655)
============================================================
Change in net unrealized appreciation of
  investment securities                            9,321,004
============================================================
Net gain from investment securities                9,187,349
============================================================
Net increase in net assets resulting from
  operations                                     $23,195,102
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended September 30, 2001 and the year ended March 31, 2001 (Unaudited)

                                                              SEPTEMBER 30,     MARCH 31,
                                                                  2001             2001
                                                              -------------    ------------
OPERATIONS:

  Net investment income                                       $ 14,007,753     $ 18,651,410
-------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities             (133,655)      (2,101,445)
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                   9,321,004       20,379,255
===========================================================================================
    Net increase in net assets resulting from operations        23,195,102       36,929,220
-------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income       (14,719,922)     (18,661,900)
-------------------------------------------------------------------------------------------
Distributions in excess of net investment income                        --          (95,854)
-------------------------------------------------------------------------------------------
Share transactions-net                                         246,631,171      237,091,883
===========================================================================================
    Net increase in net assets                                 255,106,351      255,263,349
===========================================================================================

NET ASSETS:

  Beginning of period                                          608,393,284      353,129,935
===========================================================================================
  End of period                                               $863,499,635     $608,393,284
___________________________________________________________________________________________
===========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $841,959,624     $595,328,453
-------------------------------------------------------------------------------------------
  Undistributed net investment income                             (758,709)         (46,540)
-------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                  (6,621,369)      (6,487,714)
-------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities              28,920,089       19,599,085
===========================================================================================
                                                              $863,499,635     $608,393,284
___________________________________________________________________________________________
===========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
September 30, 2001
(Unaudited)


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM Tax-Free Intermediate Fund (the "Fund") is a series portfolio of AIM Tax-Exempt Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each having an unlimited number of shares of beneficial interest. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to generate as high a level of tax-exempt income as is consistent with preservation of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Portfolio securities are valued on the basis of prices provided by an independent pricing service approved by the Board of Trustees. Securities with a demand feature exercisable within one to seven days are valued at par. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Portfolio securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Board of Trustees, or persons designated by the Board of Trustees, determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Notwithstanding the above, short-term obligations with maturities of 60 days or less are valued at amortized cost.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.

C. Distributions -- It is the policy of the Fund to declare dividends from net investment income daily and pay monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

     The Fund has a capital loss carryforward of $6,393,588 as of March 31, 2001 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, in the year 2009. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized. In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay to shareholders "exempt interest dividends", as defined in the Internal Revenue Code.

NOTE 2-CHANGE IN ACCOUNTING PRINCIPLE

As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount or premium on debt securities. Prior to April 1, 2001, the Fund did not amortize discounts on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, cost of securities or unrealized gains and losses of the Fund.

NOTE 3-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based upon the following annual rates, to the average daily net assets of the Fund:

NET ASSETS                                   ANNUAL RATE
----------                                   -----------
First $500 million                                  0.30%
--------------------------------------------------------
Over $500 million up to and including $1
  billion                                           0.25%
--------------------------------------------------------
Over $1 billion                                     0.20%
________________________________________________________
========================================================

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2001, AIM was paid $57,906 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2001, AFS was paid $23,854 for such services.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") pursuant to which AIM Distributors serves as the distributor for the Fund. AIM Distributors received commissions of $70,618 from sales of shares of the Fund during the six months ended September 30, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of shares of the Fund.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the six months ended September 30, 2001, the Fund paid legal fees of $1,363 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Trustees. A member of that firm is a trustee of the Trust.

NOTE 4-INDIRECT EXPENSES

For the six months ended September 30, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $3,577 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $3,577.

NOTE 5-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 6-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended September 30, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended September 30, 2001 was $337,255,167 and $122,667,808, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of September 30, 2001 was as follows:

Aggregate unrealized appreciation of
  investment securities                       $28,959,135
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                           (39,046)
=========================================================
Net unrealized appreciation of investment
  securities                                  $28,920,089
_________________________________________________________
=========================================================
Investments have the same cost for tax and financial
statement purposes.


NOTE 8-SHARE INFORMATION

Changes in shares outstanding during the six months ended September 30, 2001 and the year ended March 31, 2001 were as follows:

                                                                     SEPTEMBER 30,                     MARCH 31,
                                                                          2001                            2001
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
                                                              -----------    -------------    -----------    -------------
Sold                                                           52,340,426    $ 585,230,449     44,898,669    $ 492,045,360
--------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends                               893,751        9,971,327      1,168,450       12,755,012
--------------------------------------------------------------------------------------------------------------------------
Reacquired                                                    (31,195,304)    (348,570,605)   (24,592,929)    (267,708,489)
==========================================================================================================================
                                                               22,038,873    $ 246,631,171     21,474,190    $ 237,091,883
__________________________________________________________________________________________________________________________
==========================================================================================================================

NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                  SIX MONTHS
                                                     ENDED                          YEAR ENDED MARCH 31,
                                                 SEPTEMBER 30,    --------------------------------------------------------
                                                     2001           2001        2000        1999        1998        1997
                                                 -------------    --------    --------    --------    --------    --------
Net asset value, beginning of period               $  11.17       $  10.71    $  11.13    $  11.05    $  10.73    $  10.79
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.23           0.49        0.48        0.49        0.50        0.50
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                           0.13           0.46       (0.41)       0.08        0.32       (0.04)
==========================================================================================================================
    Total from investment operations                   0.36           0.95        0.07        0.57        0.82        0.46
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  From net investment income                         (0.24)          (0.49)      (0.48)      (0.49)      (0.50)      (0.52)
--------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                     --             --       (0.01)         --          --          --
==========================================================================================================================
    Total distributions                              (0.24)          (0.49)      (0.49)      (0.49)      (0.50)      (0.52)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $  11.29       $  11.17    $  10.71    $  11.13    $  11.05    $  10.73
==========================================================================================================================
Total return(a)                                        3.24%          9.11%       0.70%       5.27%       7.79%       4.33%
--------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $863,500       $608,393    $353,130    $244,499    $200,969    $173,342
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
  (including interest expense):                        0.41%(b)       0.41%       0.42%       0.46%       0.45%       0.56%
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net
  assets                                               4.00%(b)       4.48%       4.45%       4.43%       4.56%       4.63%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  19%            40%         50%         32%         22%         26%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) Does not include sales charges and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $697,894,287.



BOARD OF TRUSTEES                                  OFFICERS                              OFFICE OF THE FUND

Robert H. Graham                                   Robert H. Graham                      11 Greenway Plaza
Chairman, President and Chief Executive Officer    Chairman and President                Suite 100
A I M Management Group Inc.                                                              Houston, TX 77046
                                                   Carol F. Relihan
Frank S. Bayley                                    Senior Vice President and Secretary   INVESTMENT ADVISOR
Partner, Baker & McKenzie
                                                   Gary T. Crum                          A I M Advisors, Inc.
Bruce L. Crockett                                  Senior Vice President                 11 Greenway Plaza
Director                                                                                 Suite 100
ACE Limited;                                       Dana R. Sutton                        Houston, TX 77046
Formerly Director, President, and                  Vice President and Treasurer
Chief Executive Officer                                                                  TRANSFER AGENT
COMSAT Corporation                                 Melville B. Cox
                                                   Vice President                        A I M Fund Services, Inc.
Owen Daly II                                                                             P.O. Box 4739
Formerly, Director                                 Karen Dunn Kelley                     Houston, TX 77210-4739
Cortland Trust, Inc.                               Vice President
                                                                                         CUSTODIAN
Albert R. Dowden                                   Mary J. Benson
Chairman, Cortland Trust, Inc.                     Assistant Vice President and          The Bank of New York
and DHJ Media, Inc.;                               Assistant Treasurer                   100 Church Street
and Director, Magellan Insurance Company                                                 New York, NY 10286
                                                   Sheri Morris
Edward K. Dunn Jr.                                 Assistant Vice President and          COUNSEL TO THE FUND
Formerly, Chairman, Mercantile Mortgage Corp.;     Assistant Treasurer
Vice Chairman, President                                                                 Ballard Spahr
and Chief Operating Officer,                                                             Andrews & Ingersoll, LLP
Mercantile-Safe Deposit & Trust Co.; and                                                 1735 Market Street
President, Mercantile Bankshares                                                         Philadelphia, PA 19103

Jack M. Fields                                                                           COUNSEL TO THE TRUSTEES
Chief Executive Officer
Twenty First Century Group, Inc.;                                                        Kramer, Levin, Naftalis & Frankel LLP
Formerly Member of the                                                                   919 Third Avenue
U.S. House of Representatives                                                            New York, NY 10022

Carl Frischling                                                                          DISTRIBUTOR
Partner
Kramer, Levin, Naftalis & Frankel LLP                                                    A I M Distributors, Inc.
                                                                                         11 Greenway Plaza
Prema Mathai-Davis                                                                       Suite 100
Member, Visiting Committee,                                                              Houston, TX 77046
Harvard University Graduate
School of Education, New School University;
Formerly, Chief Executive Officer,
YWCA of the U.S.A.

Lewis F. Pennock
Partner, Pennock & Cooper

Ruth H. Quigley
Private Investor

Louis S. Sklar
Executive Vice President,
Development and Operations,
Hines Interests
Limited Partnership

                         AIM FUNDS MAKES INVESTING EASY


o AIM BANK CONNECTION(SM). You can invest in your AIM account in amounts from $50 to $100,000 without writing a check. Once you set up this convenient feature, AIM will draw the funds from your pre-authorized checking account at your request.

o AIM INTERNET CONNECT(SM). Sign up for this service and you can buy, redeem or exchange shares of AIM funds in your AIM account simply by visiting our Web site at www.aimfunds.com. For a retirement account, such as an IRA or a 403(b), only exchanges are allowed over the Internet because of the tax-reporting and record-keeping requirements these accounts involve.

o AUTOMATIC REINVESTMENT OF DIVIDENDS AND/OR CAPITAL GAINS. You can receive distributions in cash, or you can reinvest them in your account without paying a sales charge. Over time, the power of compounding can significantly increase the value of your account.

o AUTOMATIC INVESTMENT PLAN. You can add to your account by authorizing your AIM fund to withdraw a specified amount, minimum $50, from your bank account on a regular schedule.

o EASY ACCESS TO YOUR MONEY. You can redeem shares of your AIM fund any day the New York Stock Exchange is open. The value of the shares may be more or less than their original cost depending on market conditions.

o EXCHANGE PRIVILEGE. As your investment goals change, you may exchange part or all of your shares of one fund for shares of a different AIM fund within the same share class. You may make up to 10 such exchanges per calendar year.

o TAX-ADVANTAGED RETIREMENT PLANS. You can enjoy the tax advantages offered by a variety of investment plans, including Traditional IRAs, Roth IRAs and education IRAs, among others.

o www.aimfunds.com. Our award-winning Web site provides account information, shareholder education and fund-performance information. You can e-mail us via the Web site for account-specific or general information.

o eDELIVERY. This electronic service delivers fund reports and prospectuses via e-mail. If you choose to receive your reports and prospectuses this way, you will not receive paper copies. To sign up, log into your account at aimfunds.com, click on "Account Options" and select "eDelivery."


                     -------------------------------------

             OUR AUTOMATED AIM INVESTOR LINE, 800-246-5463, PROVIDES

                CURRENT ACCOUNT INFORMATION AND THE PRICE, YIELD

              AND TOTAL RETURN ON ALL AIM FUNDS 24 HOURS A DAY. YOU

            CAN ALSO ORDER A YEAR-TO-DATE STATEMENT OF YOUR ACCOUNT.

                     -------------------------------------

                                  EQUITY FUNDS


   DOMESTIC EQUITY FUNDS                INTERNATIONAL/GLOBAL EQUITY FUNDS        A I M Management Group Inc. has provided
                                                                                 leadership in the mutual fund industry since
      MORE AGGRESSIVE                            MORE AGGRESSIVE                 1976 and managed approximately $141 billion
                                                                                 in assets for 10.1 million shareholders,
AIM Small Cap Opportunities(1)       AIM Developing Markets                      including individual investors, corporate
AIM Mid Cap Opportunities(1)         AIM European Small Company                  clients and financial institutions, as of
AIM Large Cap Opportunities(1)       AIM Asian Growth                            September 30, 2001.
AIM Emerging Growth                  AIM International Emerging Growth               The AIM Family of Funds--Registered
AIM Small Cap Growth                 AIM Global Aggressive Growth                Trademark-- is distributed nationwide, and
AIM Aggressive Growth                AIM European Development                    AIM today is the tenth-largest mutual fund
AIM Mid Cap Growth                   AIM Euroland Growth                         complex in the United States in assets under
AIM Dent Demographic Trends          AIM International Equity                    management, according to Strategic Insight,
AIM Constellation                    AIM Global Growth                           an independent mutual fund monitor.
AIM Large Cap Growth                 AIM Worldwide Spectrum                          AIM is a subsidiary of AMVESCAP PLC,
AIM Weingarten                       AIM Global Trends                           one of the world's largest independent
AIM Small Cap Equity                 AIM International Value(3)                  financial services companies with $361 billion
AIM Capital Development                                                          in assets under management as of September 30,
AIM Charter                                  MORE CONSERVATIVE                   2001.
AIM Mid Cap Equity
AIM Select Equity(2)                         SECTOR EQUITY FUNDS
AIM Value II
AIM Value                                      MORE AGGRESSIVE
AIM Blue Chip
AIM Basic Value                      AIM New Technology
AIM Large Cap Basic Value            AIM Global Telecommunications and Technology
AIM Balanced                         AIM Global Energy(4)
AIM Basic Balanced                   AIM Global Infrastructure
                                     AIM Global Financial Services
    MORE CONSERVATIVE                AIM Global Health Care
                                     AIM Global Utilities
                                     AIM Real Estate(5)

                                             MORE CONSERVATIVE

        FIXED-INCOME FUNDS


      TAXABLE FIXED-INCOME FUNDS

         MORE AGGRESSIVE

 AIM High Yield II
 AIM High Yield
 AIM Strategic Income
 AIM Income
 AIM Global Income
 AIM Intermediate Government
 AIM Floating Rate
 AIM Limited Maturity Treasury
 AIM Money Market

         MORE CONSERVATIVE

     TAX-FREE FIXED-INCOME FUNDS

         MORE AGGRESSIVE

 AIM High Income Municipal
 AIM Municipal Bond
 AIM Tax-Free Intermediate
 AIM Tax-Exempt Cash

         MORE CONSERVATIVE

When assessing the degree of risk, AIM considered the following three factors: the funds' portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within the particular group of The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. This order is subject to change. (1) Closed to new investors. (2) On July 13, 2001, AIM Select Growth Fund was renamed AIM Select Equity Fund. (3) On July 1, 2001, AIM Advisor International Value Fund was renamed AIM International Value Fund. (4) On September 1, 2001, AIM Global Resources Fund was renamed AIM Global Energy Fund. (5) On July 1, 2001, AIM Advisor Real Estate Fund was renamed AIM Real Estate Fund. FOR MORE COMPLETE INFORMATION ABOUT ANY AIM FUND, INCLUDING THE RISKS, SALES CHARGES AND EXPENSES, OBTAIN THE APPROPRIATE PROSPECTUS(ES) FROM YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST OR SEND MONEY. If used as sales material after January 20, 2002, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter-end.

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